AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON July 16, 1999.

                                                                       File Nos.
                                                                        33-20313
                                                                        811-5479

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 24           (X)

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 27

                     TEMPLETON VARIABLE PRODUCTS SERIES FUND
               (Exact Name of Registrant as Specified in Charter)
     500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FLORIDA 33396-3091
               (Address of Principal Executive Offices) (Zip Code) Registrant's Telephone Number, Including Area Code: (954)527-7500
     BARBARA J. GREEN, 500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE,
                              FLORIDA 33396-3091
               (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on [] pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on [] pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [X] on October 1, 1999 pursuant to paragraph (a)(2)of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.




PROSPECTUS
FRANKLIN S&P 500
INDEX FUND-CLASS 1
TEMPLETON
VARIABLE PRODUCTS
SERIES FUND

OCTOBER 1, 1999

[Insert Franklin Templeton Logo]

As with all fund prospectuses, the SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



CONTENTS

[Begin callout]
INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING
[End callout]

INDIVIDUAL FUND DESCRIPTIONS

Franklin S&P 500 Index Fund

 [insert page #] Overview

Additional Information, All Funds

 [insert page #] Important Recent Developments

[insert page #] Distributions and Taxes

FUND ACCOUNT INFORMATION

[Begin callout]
INFORMATION ABOUT FUND ACCOUNT TRANSACTIONS AND SERVICES
[End callout]

[insert page #] Buying Shares

[insert page #] Selling Shares

[insert page #] Exchanging Shares

[insert page #] Fund Account Policies

[insert page #] Questions

For More Information

[Begin callout]
WHERE TO LEARN MORE ABOUT EACH FUND
[End callout]

Back Cover



Franklin S&P 500 Index Fund



[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES


GOAL The fund's investment goal is to match the performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) before the deduction of fund expenses.

PRINCIPAL INVESTMENTS Under normal market conditions, the fund uses an investment "indexing" strategy designed to track the performance of the S&P 500 Index. The S&P 500 Index is a widely recognized, unmanaged stock market index, which is dominated by the securities of large U.S. companies. The index includes the securities of 500 companies from several industrial sectors which represent a significant portion of the market value of all common stocks publicly traded in the U.S. The index weights stocks according to their market capitalization (the number of common stock shares outstanding multiplied by the stock's current price). Standard & Poor's Corporation determines the composition of the S&P 500 Index and may change the composition from time to time.

[Begin callout]
This index fund invests to match the performance of the S&P 500 Index. [End callout]

The fund may invest in the common stocks in the S&P 500 Index in approximately the same proportions as the S&P 500 Index. For example, if one company's securities made up 5% of the S&P 500 Index, the fund may invest 5% of its total assets in that company. This is called the "replication" method. Over time, the fund will seek to invest at least 80% of its total assets in the common stocks of companies included in the S&P 500 Index. The fund may also invest in a sample of stocks found in the S&P 500 Index, selected on the basis of computer-generated statistical data to resemble the full index in terms of industry weighting, market capitalization, and other characteristics such as beta, price-to-book ratios, price-to-earnings ratios and dividend yield. This is called the "optimization" method. Stocks represent ownership interests in individual companies and give shareholders a claim in the company's earnings and assets.

When the manager determines that it would be cost-effective or otherwise beneficial for the fund to do so, the fund may invest in derivative securities, such as stock index futures and stock index options, as a method of gaining market exposure in addition to or instead of investing in securities in the S&P 500 Index. In such a circumstance, all or substantially all of the fund's assets may be invested in derivative securities and short-term debt securities. Such short-term debt securities may include U.S. government securities, certificates of deposit, high-grade commercial paper, repurchase agreements, and other money market equivalents, and the shares of money market funds managed by the manager that invest primarily in short-term debt securities.

Derivative securities are used as an efficient, low-cost method of gaining immediate exposure to a particular securities market without investing directly in the underlying securities. The fund may also invest in derivative securities to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. The fund will not use derivative securities for speculative purposes or as leveraged investments that magnify the gains or losses of an investment.

PORTFOLIO SELECTION The manager uses various "indexing" strategies designed to track the performance of the S&P 500 Index and does not seek to outperform the market as a whole by researching and selecting individual securities. The manager determines the mix of investments that it believes will, in a cost-effective manner, achieve the fund's investment goal and manages cash flows into and out of the fund.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.

[Insert graphic of chart with line going up and down] MAIN RISKS

The fund's main risks can affect the value of the fund's share price, its distributions or income, and therefore, the fund's performance.

STOCKS While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. Large-capitalization stocks tend to go through cycles of doing better -- or worse -- than the stock market in general. In the past, these periods have lasted for several years.

[Begin callout] Because the stocks the fund holds fluctuate in price with market conditions, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

INDEX TRACKING The fund's ability to track the S&P 500 Index may be affected by transaction costs and fund expenses, cash flows, and changes in the composition of the index. In addition, the fund's performance may not precisely track the performance of the S&P 500 Index if the securities the manager has selected do not precisely track the index. If securities the fund owns underperforms those in the index, the fund's performance will be lower than the index. Unlike an unmanaged index, the fund pays operating expenses that may prevent the fund from precisely tracking the index's performance. Cash inflows from investors buying shares could create large balances of cash, while cash outflows from investors selling shares may require ready reserves of cash. Either situation would likely cause the fund's performance to deviate from the "fully invested" index.

DERIVATIVE SECURITIES Stock index futures and stock index options are considered derivative investments, since their value depends on the value of the underlying asset to be purchased or sold. The fund's investment in derivatives may involve a small investment relative to the amount of risk assumed. To the extent the fund enters into these transactions, their success will depend on the manager's ability to predict market movements. The fund could suffer losses if its derivative securities do not correlate well with the indexes or securities for which they are acting as a substitute or if the fund cannot close out a position because the trading markets become illiquid.

CREDIT There is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength may affect a debt security's value and, thus, impact the value of the fund's shares.

INTEREST RATE Rate changes can be sudden and unpredictable. When interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities prices can gain value. In general, securities with longer maturities are more sensitive to these price changes.

See "Important Recent Developments" in this prospectus for Year 2000 and euro discussion, and any potential impact on the fund's portfolio and operations. More detailed information about the fund, its policies, and risks can be found in the Statement of Additional Information.

[Insert graphic of bull and bear] PAST PERFORMANCE

Because the fund started on October 1, 1999, performance for a full calendar year is not yet available.

[insert graphic of percentage sign] FEES AND EXPENSES

Franklin S&P 500 Index Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. It is based on the fund's estimated expenses for the current fiscal year. THE TABLE AND THE EXAMPLE DO NOT INCLUDE ANY FEES OR SALES CHARGES IMPOSED BY THE VARIABLE INSURANCE CONTRACT FOR WHICH THE FUND IS AN INVESTMENT OPTION. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                  CLASS 1
Maximum sales charge (load) as a percentage of offering price

Load imposed on purchases                         0.00%
Maximum deferred sales charge (load)              0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from fund assets)(1)
                                                  CLASS 1
Management fees                                   X.XX%
Distribution and service (12b-1) fees             0.00%
Other expenses                                    0.XX%
Total annual fund operating expenses              X.XX%
Fee waiver/expense reductions                    (X.XX%)

Net expenses                                      X.XX%
1. The manager agreed in advance to limit management fees and assume certain other fund expenses as necessary so that Total Fund Operating Expenses do not exceed X.XX% of the fund's class 1 net assets during the current fiscal year. The manager is contractually obligated to continue this arrangement through [2000].

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes you invest $10,000 for the periods shown and then sell all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and the fund's operating expenses are BEFORE WAIVER as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 YEAR            3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------
Class 1                       $           $           $           $





[Insert graphic of briefcase] MANAGEMENT

Franklin Advisers, Inc. (Advisers) 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California, 94403-7777, is the fund's investment manager.

Portfolio Manager.
Mark Boyadjian, Portfolio Manager of Advisers

Mr. Boyadjian is a Chartered Financial Analyst and holds a Bachelor of Arts degree in Philosophy from University of California at Berkeley. Prior to joining the Franklin Templeton Group in 1998, Mr. Boyadjian was a portfolio manager at Scudder, Stevens & Clark.

Under an agreement with Advisers, State Street Global Advisors (SSgA), Two International Place, Boston, Massachusetts, 02110, is the fund's sub-advisor. SSgA is a division of State Street Bank and Trust Company. A team from SSgA provides Advisers with investment management advice and assistance.


The fund pays Advisers a fee for managing the fund's assets and making its investment decisions. The fee is equal to an annual rate of [X.XX]% of the fund's average net assets. The manager agreed in advance to limit management fees and assume certain other fund expenses as necessary so that Total Fund
Operating Expenses will not exceed [X.XX%] of the fund's class 1 net assets during the current fiscal year. The manager is contractually obligated to continue this arrangement through [ ].


"Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Franklin Templeton Distributors, Inc. The fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the fund. Please see the SAI for additional information.


TEMPLETON VARIABLE PRODUCTS SERIES FUND

[Insert graphic of pyramid] OVERVIEW

Templeton Variable Products Series Fund (the Trust) currently consists of ten separate funds, offering a wide variety of investment choices. Each fund has two classes of shares, class 1 and class 2, except Franklin S&P 500 Index Fund which has three classes of shares, class 1, class 2 and class 3. The funds are only available as investment options in variable annuity or variable life insurance contracts, except Franklin S&P 500 Index Fund which is also offered as an investment option to defined contribution plans participating in Franklin Templeton ValuSelect(R). The accompanying contract prospectus, or other disclosure document, indicates which funds and classes are available to you.

INVESTMENT CONSIDERATIONS

o Each fund has its own investment strategy and risk profile. Generally, the higher the expected rate of return, the greater the risk of loss.

o No single fund can be a complete investment program; consider diversifying your fund choices.

o You  should  evaluate  each  fund  in  relation  to  your  personal  financial
situation,   investment   goals,   and  comfort  with  risk.   Your   investment
representative can help you determine which funds are right for you.

o All securities markets, interest rates, and currency valuations move up and down, sometimes dramatically, and mixed with the good years can be some bad years. Since no one can predict exactly how financial markets will perform, you may want to exercise patience and focus not on short-term market movements, but on your long-term investment goals.

RISKS

o There can be no assurance that any fund will achieve its investment goal.

o Because you could lose money by investing in a fund, take the time to read each fund description and consider all risks before investing.

o Fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance
Corporation, the Federal Reserve Board, or any other agency of the U.S. Government. Fund shares involve investment risks, including the possible loss of principal.

MORE DETAILED INFORMATION ABOUT EACH FUND ITS INVESTMENT POLICIES, AND ITS PARTICULAR RISKS CAN BE FOUND IN THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION
(SAI).

MANAGEMENT

Franklin Advisers, Inc. and its affiliates manage over $223 billion in assets. Franklin Templeton is one of the largest mutual fund organizations in the United States, and for over 50 years has offered money management expertise spanning a variety of investment objectives. In 1992, Franklin, recognized as a leader in managing domestic mutual funds, joined forces with Templeton, a pioneer in international investing. The Mutual Advisers team, known for its value-driven approach to domestic equity investing, became part of the Franklin Templeton organization four years later.

Additional Information, All Funds

 [insert graphic of a starburst] IMPORTANT RECENT DEVELOPMENTS

o YEAR 2000 PROBLEM The funds' business operations depend upon a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly called the Year 2000 problem). In addition, the fact that the Year 2000 is a leap year may create difficulties for some systems.

When the Year 2000 arrives, the funds' operations could be adversely affected if the computer systems used by their managers, their service providers and other third parties they do business with are not Year 2000 ready. For example, the funds' portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The funds could experience difficulties in effecting transactions if any of their foreign subcustodians, or if foreign broker/dealers or foreign markets are not ready for Year 2000.

When evaluating current and potential portfolio positions, Year 2000 is one of the factors that the funds' managers consider. The managers will rely upon public filings and other statements made by companies regarding their Year 2000 readiness. Issuers in countries outside of the U.S., particularly in emerging markets, may be more susceptible to Year 2000 problems and may not be required to make the same level of disclosure regarding Year 2000 readiness as is required in the U.S. The managers, of course, cannot audit any company or their major suppliers to verify their Year 2000 readiness. If a company in which any fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of a fund's portfolio holdings will have a similar impact on the price of the fund's shares.

The managers and their affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the funds' ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the funds and their managers may have no control.

o EURO On January 1, 1999, the European Monetary Union (EMU) introduced a new single currency, the euro, which will replace the national currency for participating member countries.

Because this change to a single currency is new and untested, it is not possible to predict the impact of the euro on the business or financial condition of European issuers which the funds may hold in their portfolios, and their impact on fund performance. To the extent a fund holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.




 [Insert graphic of dollar signs and stacks of coins] DISTRIBUTIONS AND TAXES

INCOME AND CAPITAL GAINS DISTRIBUTIONS Each fund will declare as dividends substantially all of its net investment income. Each fund typically pays dividends from net investment income and net capital gains, if any, following the close of the calendar year. Dividends or distributions by the funds will reduce the per share net asset value (NAV) by the per share amount paid.

Dividends paid by a fund will be automatically reinvested in additional shares of that fund or, if requested, paid in cash to the insurance company shareholder.

TAX CONSIDERATIONS The tax consequences for contract owners will depend on the provisions of the variable annuity or variable life insurance contract through which they are invested in the funds. For more information, please consult the accompanying contract prospectus or disclosure document.


FUND ACCOUNT INFORMATION

[Insert graphic of paper with lines and someone writing]  BUYING SHARES

Shares of each fund are sold at NAV to insurance company separate accounts to serve as investment options for variable annuity or variable life insurance contracts. Shares of Franklin S&P 500 Index Fund are also sold at NAV to defined contribution plans participating in Franklin ValuSelect to serve as an investment option for plan participants. The funds' Board monitors this to be sure there are no material conflicts of interest between the two different types of contract owners and/or plan participants. If there were, the Board would take corrective action.

Contract owners' payments will be allocated by the insurance company separate account to purchase shares of each fund chosen by the contract owner, and are subject to any limits or conditions in the contract. Requests to buy shares are processed at the NAV next calculated after we receive the request in proper form. The funds do not issue share certificates.

[Insert graphic of certificate]  SELLING SHARES

Each insurance company sells shares of the applicable fund to make benefit or surrender payments or to execute transfers between investment options under the terms of its contracts. Requests to sell shares are processed at the NAV next calculated after we receive the request in proper form.

[Insert graphic of two arrows]  EXCHANGING SHARES

Contract owners may exchange shares of any one class or fund for shares of other classes or funds through a transfer between investment options available under a variable insurance contract, subject to the terms, and any specific limitations on the exchange (or "transfer") privilege, described in the contract prospectus.

Frequent exchanges can interfere with fund management or operations and drive up fund costs. To protect shareholders, there are limits on the number and amount of exchanges that may be made (please see "Market Timers," below).

[Insert graphic of paper and pen]  FUND ACCOUNT POLICIES

CALCULATING SHARE PRICE The funds calculate their NAV per share each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). Each class's NAV is calculated by dividing its net assets by the number of its shares outstanding.

The funds' assets are generally valued at their market value. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value. If a fund holds securities listed primarily on a foreign exchange that trades on days when the fund is not open for business, the value of the shares may change on days that the insurance company separate account cannot buy or sell shares.

Requests to buy and sell shares are processed on any day the funds are open for business at the NAV next calculated after we receive the request in proper form.

REPORTS Insurance company shareholders will receive the fund's financial reports every six months. If you need additional copies, please call 1-800/774- 5001.

MARKET TIMERS The funds are not designed for market timers, large or frequent transfers. The funds may restrict or refuse purchases or exchanges by market timers. You will be considered a market timer if you have (i) requested an exchange out of the fund within two weeks of an earlier exchange request, or
(ii) exchanged shares out of the fund more than twice in a calendar quarter,  or
(iii) exchanged shares equal to at least $5 million, or more than 1% of the fund's net assets, or (iv) otherwise seem to follow a timing pattern. Accounts under common ownership or control are combined for these limits.

ADDITIONAL POLICIES Please note that the funds maintain additional policies and reserve certain rights, including:

o Each fund may refuse any order to buy shares.
o At any time, each fund may establish or change investment minimums.
o Each fund may modify or discontinue the exchange privilege on 60 days' notice to insurance company shareholders.
o You may only buy shares of a fund eligible for sale in your state or jurisdiction.
o In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.
o For redemptions over a certain amount, the funds reserve the right to make payments in securities or other assets of a fund, in the case of an emergency.
o To permit investors to obtain the current price, insurance companies are responsible for transmitting all orders to the fund promptly.

SHARE CLASSES Each fund has two classes of shares, class 1 and class 2, except Franklin S&P 500 Index Fund which has three classes of shares, class 1, class 2 and class 3. Each class is identical except that class 2 and class 3 each has a distribution plan or "Rule 12b-1 Plan" which is described in prospectuses offering class 2 and class 3 shares.

[Insert graphic of question mark] QUESTIONS

More detailed information about the Trust and the funds' account policies can be found in the funds' Statement of Additional Information (SAI). If you have any questions about the funds, you can write to us at 100 Fountain Parkway, St. Petersburg, Florida, 33716-1205 or call 1-800/774-5001. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.


FOR MORE INFORMATION

The funds of the Templeton Variable Products Series Fund (the Trust) are only available as investment options in variable annuity or variable life insurance contracts, except Franklin S&P 500 Index Fund which is also available as an investment option to defined contribution plans participating in Franklin Templeton ValuSelect. Please consult the accompanying contract prospectus or disclosure document for information about the terms of an investment in a contract.

You can learn more about the funds in the following documents:

ANNUAL/SEMIANNUAL FUND REPORTS TO SHAREHOLDERS

Includes a discussion of recent market conditions and investment strategies, financial statements, detailed performance information, fund holdings, and the auditor's report (Annual Report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Contains more information about the funds, their investments, policies, and risks. It is incorporated by reference (is legally a part of this prospectus).

You may obtain these free reports by contacting your investment representative or by calling us at the number below.

Franklin/registered trademark/Templeton/registered trademark/ 1-800/774-5001

You can also obtain information about the funds by visiting the SEC's Public Reference Room in Washington D.C. (phone 1-800/SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. You can also visit the SEC's Internet site at http://www.sec.gov.

Investment Company Act file 811-5479





PROSPECTUS
FRANKLIN S&P 500
INDEX FUND-CLASS 2
TEMPLETON
VARIABLE PRODUCTS
SERIES FUND

OCTOBER 1, 1999

[Insert Franklin Templeton Logo]

As with all fund prospectuses, the SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.





CONTENTS

[Begin callout]
INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING
[End callout]

INDIVIDUAL FUND DESCRIPTIONS

Franklin S&P 500 Index Fund

 [insert page #] Overview

Additional Information, All Funds

 [insert page #] Important Recent Developments

[insert page #] Distributions and Taxes

FUND ACCOUNT INFORMATION

[Begin callout]
INFORMATION ABOUT FUND ACCOUNT TRANSACTIONS AND SERVICES
[End callout]

[insert page #] Buying Shares

[insert page #] Selling Shares

[insert page #] Exchanging Shares

[insert page #] Fund Account Policies

[insert page #] Questions

For More Information

[Begin callout]
WHERE TO LEARN MORE ABOUT EACH FUND
[End callout]

Back Cover



Franklin S&P 500 Index Fund



[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES


GOAL The fund's investment goal is to match the performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) before the deduction of fund expenses.

PRINCIPAL INVESTMENTS Under normal market conditions, the fund uses an investment "indexing" strategy designed to track the performance of the S&P 500 Index. The S&P 500 Index is a widely recognized, unmanaged stock market index, which is dominated by the securities of large U.S. companies. The index includes the securities of 500 companies from several industrial sectors which represent a significant portion of the market value of all common stocks publicly traded in the U.S. The index weights stocks according to their market capitalization (the number of common stock shares outstanding multiplied by the stock's current price). Standard & Poor's Corporation determines the composition of the S&P 500 Index and may change the composition from time to time.

[Begin callout]
This index fund invests to match the performance of the S&P 500 Index. [End callout]

The fund may invest in the common stocks in the S&P 500 Index in approximately the same proportions as the S&P 500 Index. For example, if one company's securities made up 5% of the S&P 500 Index, the fund may invest 5% of its total assets in that company. This is called the "replication" method. Over time, the fund will seek to invest at least 80% of its total assets in the common stocks of companies included in the S&P 500 Index. The fund may also invest in a sample of stocks found in the S&P 500 Index, selected on the basis of computer-generated statistical data to resemble the full index in terms of industry weighting, market capitalization, and other characteristics such as beta, price-to-book ratios, price-to-earnings ratios and dividend yield. This is called the "optimization" method. Stocks represent ownership interests in individual companies and give shareholders a claim in the company's earnings and assets.

When the manager determines that it would be cost-effective or otherwise beneficial for the fund to do so, the fund may invest in derivative securities, such as stock index futures and stock index options, as a method of gaining market exposure in addition to or instead of investing in securities in the S&P 500 Index. In such a circumstance, all or substantially all of the fund's assets may be invested in derivative securities and short-term debt securities. Such short-term debt securities may include U.S. government securities, certificates of deposit, high-grade commercial paper, repurchase agreements, and other money market equivalents, and the shares of money market funds managed by the manager that invest primarily in short-term debt securities.

Derivative securities are used as an efficient, low-cost method of gaining immediate exposure to a particular securities market without investing directly in the underlying securities. The fund may also invest in derivative securities to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. The fund will not use derivative securities for speculative purposes or as leveraged investments that magnify the gains or losses of an investment.

PORTFOLIO SELECTION The manager uses various "indexing" strategies designed to track the performance of the S&P 500 Index and does not seek to outperform the market as a whole by researching and selecting individual securities. The manager determines the mix of investments that it believes will, in a cost-effective manner, achieve the fund's investment goal and manages cash flows into and out of the fund.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.

[Insert graphic of chart with line going up and down] MAIN RISKS

The fund's main risks can affect the value of the fund's share price, its distributions or income, and therefore, the fund's performance.

STOCKS While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. Large-capitalization stocks tend to go through cycles of doing better -- or worse -- than the stock market in general. In the past, these periods have lasted for several years.

[Begin callout] Because the stocks the fund holds fluctuate in price with market conditions, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

INDEX TRACKING The fund's ability to track the S&P 500 Index may be affected by transaction costs and fund expenses, cash flows, and changes in the composition of the index. In addition, the fund's performance may not precisely track the performance of the S&P 500 Index if the securities the manager has selected do not precisely track the index. If securities the fund owns underperforms those in the index, the fund's performance will be lower than the index. Unlike an unmanaged index, the fund pays operating expenses that may prevent the fund from precisely tracking the index's performance. Cash inflows from investors buying shares could create large balances of cash, while cash outflows from investors selling shares may require ready reserves of cash. Either situation would likely cause the fund's performance to deviate from the "fully invested" index.

DERIVATIVE SECURITIES Stock index futures and stock index options are considered derivative investments, since their value depends on the value of the underlying asset to be purchased or sold. The fund's investment in derivatives may involve a small investment relative to the amount of risk assumed. To the extent the fund enters into these transactions, their success will depend on the manager's ability to predict market movements. The fund could suffer losses if its derivative securities do not correlate well with the indexes or securities for which they are acting as a substitute or if the fund cannot close out a position because the trading markets become illiquid.

CREDIT There is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength may affect a debt security's value and, thus, impact the value of the fund's shares.

INTEREST RATE Rate changes can be sudden and unpredictable. When interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities prices can gain value. In general, securities with longer maturities are more sensitive to these price changes.

See "Important Recent Developments" in this prospectus for Year 2000 and euro discussion, and any potential impact on the fund's portfolio and operations. More detailed information about the fund, its policies, and risks can be found in the Statement of Additional Information.

[Insert graphic of bull and bear] PAST PERFORMANCE

Because the fund started on October 1, 1999, performance for a full calendar year is not yet available.

[insert graphic of percentage sign] FEES AND EXPENSES

Franklin S&P 500 Index Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. It is based on the fund's estimated expenses for the current fiscal year. THE TABLE AND THE EXAMPLE DO NOT INCLUDE ANY FEES OR SALES CHARGES IMPOSED BY THE VARIABLE INSURANCE CONTRACT FOR WHICH THE FUND IS AN INVESTMENT OPTION. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                       CLASS 2
Maximum sales charge (load) as a percentage of offering price

Load imposed on purchases                              0.00%
Maximum deferred sales charge (load)                   0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from fund assets)(1)
                                                       CLASS 2
Management fees                                        X.XX%
Distribution and service (12b-1) fees                  X.XX%
Other expenses                                         X.XX%
Total annual fund operating expenses                   X.XX%
Fee waiver/expense reductions                         (X.XX%)

Net expenses                                           X.XX%

1. The manager agreed in advance to limit management fees and assume certain other fund expenses as necessary so that Total Fund Operating Expenses do not exceed X.XX% of the fund's class 2 net assets during the current fiscal year. The manager is contractually obligated to continue this arrangement through [2000].

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes you invest $10,000 for the periods shown and then sell all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and the fund's operating expenses are BEFORE WAIVER as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 YEAR            3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------
Class 2                       $           $           $           $

[Insert graphic of briefcase] MANAGEMENT

Franklin Advisers, Inc. (Advisers) 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California, 94403-7777, is the fund's investment manager.

Portfolio Manager.
Mark Boyadjian, Portfolio Manager of Advisers

Mr. Boyadjian is a Chartered Financial Analyst and holds a Bachelor of Arts degree in Philosophy from University of California at Berkeley. Prior to joining the Franklin Templeton Group in 1998, Mr. Boyadjian was a portfolio manager at Scudder, Stevens & Clark.

Under an agreement with Advisers, State Street Global Advisors (SSgA), Two International Place, Boston, Massachusetts, 02110, is the fund's sub-advisor. SSgA is a division of State Street Bank and Trust Company. A team from SSgA provides Advisers with investment management advice and assistance.

The fund pays Advisers a fee for managing the fund's assets and making its investment decisions. The fee is equal to an annual rate of [X.XX]% of the fund's average net assets. The manager agreed in advance to limit management fees and assume certain other fund expenses as necessary so that Total Fund
Operating Expenses will not exceed [X.XX%] of the fund's class 2 net assets during the current fiscal year. The manager is contractually obligated to continue this arrangement through [ ].


"Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Franklin Templeton Distributors, Inc. The fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the fund. Please see the SAI for additional information.




TEMPLETON VARIABLE PRODUCTS SERIES FUND

[Insert graphic of pyramid] OVERVIEW

Templeton Variable Products Series Fund (the Trust) currently consists of ten separate funds, offering a wide variety of investment choices. Each fund has two classes of shares, class 1 and class 2, except Franklin S&P 500 Index Fund which has three classes of shares, class 1, class 2 and class 3. The funds are only available as investment options in variable annuity or variable life insurance contracts, except Franklin S&P 500 Index Fund which is also offered as an investment option to defined contribution plans participating in Franklin Templeton ValuSelect(R). The accompanying contract prospectus, or other disclosure document, indicates which funds and classes are available to you.

INVESTMENT CONSIDERATIONS

     o Each fund has its own investment strategy and risk profile. Generally, the higher the expected rate of return, the greater the risk of loss.

     o  No  single  fund  can  be  a  complete  investment   program;   consider
diversifying your fund choices.

     o You should  evaluate  each fund in  relation to your  personal  financial
situation,   investment   goals,   and  comfort  with  risk.   Your   investment
representative can help you determine which funds are right for you.

     o All securities markets, interest rates, and currency valuations move up and down, sometimes dramatically, and mixed with the good years can be some bad years. Since no one can predict exactly how financial markets will perform, you may want to exercise patience and focus not on short-term market movements, but on your long-term investment goals.

RISKS

o     There can be no assurance that any fund will achieve its investment goal.

     o Because you could lose money by investing in a fund, take the time to read each fund description and consider all risks before investing.

     o Fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government. Fund shares involve investment risks, including the possible loss of principal.

MORE DETAILED INFORMATION ABOUT EACH FUND ITS INVESTMENT POLICIES, AND ITS PARTICULAR RISKS CAN BE FOUND IN THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION
(SAI).

MANAGEMENT

Franklin Advisers, Inc. and its affiliates manage over $223 billion in assets. Franklin Templeton is one of the largest mutual fund organizations in the United States, and for over 50 years has offered money management expertise spanning a variety of investment objectives. In 1992, Franklin, recognized as a leader in managing domestic mutual funds, joined forces with Templeton, a pioneer in international investing. The Mutual Advisers team, known for its value-driven approach to domestic equity investing, became part of the Franklin Templeton organization four years later.

Additional Information, All Funds

 [insert graphic of a starburst] IMPORTANT RECENT DEVELOPMENTS

     o YEAR 2000 PROBLEM The funds' business operations depend upon a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly called the Year 2000 problem). In addition, the fact that the Year 2000 is a leap year may create difficulties for some systems.

When the Year 2000 arrives, the funds' operations could be adversely affected if the computer systems used by their managers, their service providers and other third parties they do business with are not Year 2000 ready. For example, the funds' portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The funds could experience difficulties in effecting transactions if any of their foreign subcustodians, or if foreign broker/dealers or foreign markets are not ready for Year 2000.

When evaluating current and potential portfolio positions, Year 2000 is one of the factors that the funds' managers consider. The managers will rely upon public filings and other statements made by companies regarding their Year 2000 readiness. Issuers in countries outside of the U.S., particularly in emerging markets, may be more susceptible to Year 2000 problems and may not be required to make the same level of disclosure regarding Year 2000 readiness as is required in the U.S. The managers, of course, cannot audit any company or their major suppliers to verify their Year 2000 readiness. If a company in which any fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of a fund's portfolio holdings will have a similar impact on the price of the fund's shares.

The managers and their affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the funds' ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the funds and their managers may have no control.

     o EURO On January 1, 1999, the European Monetary Union (EMU) introduced a new single currency, the euro, which will replace the national currency for participating member countries.

Because this change to a single currency is new and untested, it is not possible to predict the impact of the euro on the business or financial condition of European issuers which the funds may hold in their portfolios, and their impact on fund performance. To the extent a fund holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.



[Insert graphic of dollar signs and stacks of coins] DISTRIBUTIONS AND TAXES

INCOME AND CAPITAL GAINS DISTRIBUTIONS Each fund will declare as dividends substantially all of its net investment income. Each fund typically pays dividends from net investment income and net capital gains, if any, following the close of the calendar year. Dividends or distributions by the funds will reduce the per share net asset value (NAV) by the per share amount paid.

Dividends paid by a fund will be automatically reinvested in additional shares of that fund or, if requested, paid in cash to the insurance company shareholder.

TAX CONSIDERATIONS The tax consequences for contract owners will depend on the provisions of the variable annuity or variable life insurance contract through which they are invested in the funds. For more information, please consult the accompanying contract prospectus or disclosure document.




FUND ACCOUNT INFORMATION

[Insert graphic of paper with lines and someone writing]  BUYING SHARES

Shares of each fund are sold at NAV to insurance company separate accounts to serve as investment options for variable annuity or variable life insurance contracts. Shares of Franklin S&P 500 Index Fund are also sold at NAV to defined contribution plans participating in Franklin ValuSelect to serve as an investment option for plan participants. The funds' Board monitors this to be sure there are no material conflicts of interest between the two different types of contract owners and/or plan participants. If there were, the Board would take corrective action.

Contract owners' payments will be allocated by the insurance company separate account to purchase shares of each fund chosen by the contract owner, and are subject to any limits or conditions in the contract. Requests to buy shares are processed at the NAV next calculated after we receive the request in proper form. The funds do not issue share certificates.

[Insert graphic of certificate]  SELLING SHARES

Each insurance company sells shares of the applicable fund to make benefit or surrender payments or to execute transfers between investment options under the terms of its contracts. Requests to sell shares are processed at the NAV next calculated after we receive the request in proper form.

[Insert graphic of two arrows]  EXCHANGING SHARES

Contract owners may exchange shares of any one class or fund for shares of other classes or funds through a transfer between investment options available under a variable insurance contract, subject to the terms, and any specific limitations on the exchange (or "transfer") privilege, described in the contract prospectus.

Frequent exchanges can interfere with fund management or operations and drive up fund costs. To protect shareholders, there are limits on the number and amount of exchanges that may be made (please see "Market Timers," below).

[Insert graphic of paper and pen]  FUND ACCOUNT POLICIES

CALCULATING SHARE PRICE The funds calculate their NAV per share each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). Each class's NAV is calculated by dividing its net assets by the number of its shares outstanding.

The funds' assets are generally valued at their market value. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value. If a fund holds securities listed primarily on a foreign exchange that trades on days when the fund is not open for business, the value of the shares may change on days that the insurance company separate account cannot buy or sell shares.

Requests to buy and sell shares are processed on any day the funds are open for business at the NAV next calculated after we receive the request in proper form.

REPORTS Insurance company shareholders will receive the fund's financial reports every six months. If you need additional copies, please call 1-800/774- 5001.

MARKET TIMERS The funds are not designed for market timers, large or frequent transfers. The funds may restrict or refuse purchases or exchanges by market timers. You will be considered a market timer if you have (i) requested an exchange out of the fund within two weeks of an earlier exchange request, or
(ii) exchanged shares out of the fund more than twice in a calendar quarter,  or
(iii) exchanged shares equal to at least $5 million, or more than 1% of the fund's net assets, or (iv) otherwise seem to follow a timing pattern. Accounts under common ownership or control are combined for these limits.

ADDITIONAL POLICIES Please note that the funds maintain additional policies and reserve certain rights, including:

o Each fund may refuse  any order to buy  shares.
o At any time, each fund may establish or change investment minimums.
o Each fund may modify or discontinue the exchange privilege on 60 days' notice to insurance company shareholders.
o You may only buy shares of a fund eligible for sale in your state or jurisdiction.
o In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.
o For redemptions over a certain amount, the funds reserve the right to make payments in securities or other assets of a fund, in the case of an emergency.
o To permit investors to obtain the current price, insurance companies are responsible for transmitting all orders to the fund promptly.

SHARE CLASSES Each fund has two classes of shares, class 1 and class 2, except Franklin S&P 500 Index Fund which has three classes of shares, class 1, class 2 and class 3. Each class is identical except that class 2 and class 3 each has a distribution plan or "Rule 12b-1 Plan" which is described in prospectuses offering class 2 and class 3 shares.

DISTRIBUTION AND SERVICE (12B-1) FEES Class 2 and class 3 each has a distribution plan, sometimes known as a rule 12b-1 plan, that allows the funds to pay distribution fees of up to 0.25% per year (up to 0.15% for the Bond Fund) to those who sell and distribute class 2 and class 3 shares and provide services to shareholders and contract owners. Because these fees are paid out of class 2's and class 3's assets, respectively, on an on-going basis, over time these fees will increase the cost of an investment, and may cost more than paying other types of sales charges.

[Insert graphic of question mark] QUESTIONS

More detailed information about the Trust and the funds' account policies can be found in the funds' Statement of Additional Information (SAI). If you have any questions about the funds, you can write to us at 100 Fountain Parkway, St. Petersburg, Florida, 33716-1205 or call 1-800/774-5001. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.



FOR MORE INFORMATION

The funds of the Templeton Variable Products Series Fund (the Trust) are only available as investment options in variable annuity or variable life insurance contracts, except Franklin S&P 500 Index Fund which is also available as an investment option to defined contribution plans participating in Franklin Templeton ValuSelect. Please consult the accompanying contract prospectus or disclosure document for information about the terms of an investment in a contract.

You can learn more about the funds in the following documents:

ANNUAL/SEMIANNUAL FUND REPORTS TO SHAREHOLDERS

Includes a discussion of recent market conditions and investment strategies, financial statements, detailed performance information, fund holdings, and the auditor's report (Annual Report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Contains more information about the funds, their investments, policies, and risks. It is incorporated by reference (is legally a part of this prospectus).

You may obtain these free reports by contacting your investment representative or by calling us at the number below.

Franklin/registered trademark/Templeton/registered trademark/ 1-800/774-5001

You can also obtain information about the funds by visiting the SEC's Public Reference Room in Washington D.C. (phone 1-800/SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. You can also visit the SEC's Internet site at http://www.sec.gov.

Investment Company Act file 811-5479



PROSPECTUS
FRANKLIN S&P 500
INDEX FUND-CLASS 3
TEMPLETON
VARIABLE PRODUCTS
SERIES FUND

OCTOBER 1, 1999






[Insert Franklin Templeton Logo]

As with all fund prospectuses, the SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



CONTENTS

[Begin callout]
INFORMATION ABOUT THE FUND YOU SHOULD KNOW BEFORE INVESTING
[End callout]

THE FUND

 [insert page #] Overview of the Trust

Additional Information

 [insert page #] Important Recent Developments

[insert page #] Distributions and Taxes

FUND ACCOUNT INFORMATION

[Begin callout]
INFORMATION ABOUT FUND ACCOUNT TRANSACTIONS AND SERVICES
[End callout]

[insert page #] Buying Shares

[insert page #] Selling Shares

[insert page #] Exchanging Shares

[insert page #] Fund Account Policies

[insert page #] Questions

For More Information

[Begin callout]
WHERE TO LEARN MORE ABOUT THE FUND
[End callout]

Back Cover



THE FUND

[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES


GOAL The fund's investment goal is to match the performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) before the deduction of fund expenses.

PRINCIPAL INVESTMENTS Under normal market conditions, the fund uses an investment "indexing" strategy designed to track the performance of the S&P 500 Index. The S&P 500 Index is a widely recognized, unmanaged stock market index, which is dominated by the securities of large U.S. companies. The index includes the securities of 500 companies from several industrial sectors which represent a significant portion of the market value of all common stocks publicly traded in the U.S. The index weights stocks according to their market capitalization (the number of common stock shares outstanding multiplied by the stock's current price). Standard & Poor's Corporation determines the composition of the S&P 500 Index and may change the composition from time to time.

[Begin callout]
This index fund invests to match the performance of the S&P 500 Index. [End callout]

The fund may invest in the common stocks in the S&P 500 Index in approximately the same proportions as the S&P 500 Index. For example, if one company's securities made up 5% of the S&P 500 Index, the fund may invest 5% of its total assets in that company. This is called the "replication" method. Over time, the fund will seek to invest at least 80% of its total assets in the common stocks of companies included in the S&P 500 Index. The fund may also invest in a sample of stocks found in the S&P 500 Index, selected on the basis of computer-generated statistical data to resemble the full index in terms of industry weighting, market capitalization, and other characteristics such as beta, price-to-book ratios, price-to-earnings ratios and dividend yield. This is called the "optimization" method. Stocks represent ownership interests in individual companies and give shareholders a claim in the company's earnings and assets.

When the manager determines that it would be cost-effective or otherwise beneficial for the fund to do so, the fund may invest in derivative securities, such as stock index futures and stock index options, as a method of gaining market exposure in addition to or instead of investing in securities in the S&P 500 Index. In such a circumstance, all or substantially all of the fund's assets may be invested in derivative securities and short-term debt securities. Such short-term debt securities may include U.S. government securities, certificates of deposit, high-grade commercial paper, repurchase agreements, and other money market equivalents, and the shares of money market funds managed by the manager that invest primarily in short-term debt securities.

Derivative securities are used as an efficient, low-cost method of gaining immediate exposure to a particular securities market without investing directly in the underlying securities. The fund may also invest in derivative securities to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. The fund will not use derivative securities for speculative purposes or as leveraged investments that magnify the gains or losses of an investment.

PORTFOLIO SELECTION The manager uses various "indexing" strategies designed to track the performance of the S&P 500 Index and does not seek to outperform the market as a whole by researching and selecting individual securities. The manager determines the mix of investments that it believes will, in a cost-effective manner, achieve the fund's investment goal and manages cash flows into and out of the fund.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.

[Insert graphic of chart with line going up and down] MAIN RISKS

The fund's main risks can affect the value of the fund's share price, its distributions or income, and therefore, the fund's performance.

STOCKS While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. Large-capitalization stocks tend to go through cycles of doing better -- or worse -- than the stock market in general. In the past, these periods have lasted for several years.

[Begin callout]
Because the stocks the fund holds fluctuate in price with market conditions, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

INDEX TRACKING The fund's ability to track the S&P 500 Index may be affected by transaction costs and fund expenses, cash flows, and changes in the composition of the index. In addition, the fund's performance may not precisely track the performance of the S&P 500 Index if the securities the manager has selected do not precisely track the index. If securities the fund owns underperforms those in the index, the fund's performance will be lower than the index. Unlike an unmanaged index, the fund pays operating expenses that may prevent the fund from precisely tracking the index's performance. Cash inflows from investors buying shares could create large balances of cash, while cash outflows from investors selling shares may require ready reserves of cash. Either situation would likely cause the fund's performance to deviate from the "fully invested" index.

DERIVATIVE SECURITIES Stock index futures and stock index options are considered derivative investments, since their value depends on the value of the underlying asset to be purchased or sold. The fund's investment in derivatives may involve a small investment relative to the amount of risk assumed. To the extent the fund enters into these transactions, their success will depend on the manager's ability to predict market movements. The fund could suffer losses if its derivative securities do not correlate well with the indexes or securities for which they are acting as a substitute or if the fund cannot close out a position because the trading markets become illiquid.

CREDIT There is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength may affect a debt security's value and, thus, impact the value of the fund's shares.

INTEREST RATE Rate changes can be sudden and unpredictable. When interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities prices can gain value. In general, securities with longer maturities are more sensitive to these price changes.

See "Important Recent Developments" in this prospectus for a discussion of Year 2000 and any potential impact on the fund's portfolio and operations. More detailed information about the fund, its policies, and risks can be found in the Statement of Additional Information.

[Insert graphic of bull and bear] PAST PERFORMANCE

Because the fund started on October 1, 1999, performance for a full calendar year is not yet available.

[insert graphic of percentage sign] FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. It is based on the fund's estimated expenses for the current fiscal year.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                       CLASS 3
Maximum sales charge (load) as a percentage of offering price

Load imposed on purchases                               0.00%
Maximum deferred sales charge (load)                    0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from fund assets)(1)
                                                       CLASS 3
Management fees                                         X.XX%
Distribution and service (12b-1) fees                   X.XX%
Other expenses                                          X.XX%
Total annual fund operating expenses                    X.XX%
Fee waiver/expense reductions                          (X.XX%)

Net expenses                                            X.XX%
1. The manager agreed in advance to limit management fees and assume certain other fund expenses as necessary so that Total Fund Operating Expenses do not exceed X.XX% of the fund's class 3 net assets during the current fiscal year. The manager is contractually obligated to continue this arrangement through [2000].

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes you invest $10,000 for the periods shown and then sell all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and the fund's operating expenses are BEFORE WAIVER as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 YEAR         3 YEARS    5 YEARS   10 YEARS
-----------------------------------------------------------------
Class 3                   $         $          $         $



[Insert graphic of briefcase] MANAGEMENT

Franklin Advisers, Inc. (Advisers) 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California, 94403-7777, is the fund's investment manager.

Portfolio Manager.
Mark Boyadjian, Portfolio Manager of Advisers

Mr. Boyadjian is a Chartered Financial Analyst and holds a Bachelor of Arts degree in Philosophy from University of California at Berkeley. Prior to joining the Franklin Templeton Group in 1998, Mr. Boyadjian was a portfolio manager at Scudder, Stevens & Clark.

Under an agreement with Advisers, State Street Global Advisors (SSgA), Two International Place, Boston, Massachusetts, 02110, is the fund's sub-advisor. SSgA is a division of State Street Bank and Trust Company. A team from SSgA provides Advisers with investment management advice and assistance.


The fund pays Advisers a fee for managing the fund's assets and making its investment decisions. The fee is equal to an annual rate of [X.XX]% of the fund's average net assets. The manager agreed in advance to limit management fees and assume certain other fund expenses as necessary so that Total Fund Operating Expenses will not exceed [X.XX%] of the fund's class 3 net assets during the current fiscal year. The manager is contractually obligated to
continue this arrangement through [   ].


"Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Franklin Templeton Distributors, Inc. The fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the fund. Please see the SAI for additional information.





TEMPLETON VARIABLE PRODUCTS SERIES FUND

[Insert graphic of pyramid] OVERVIEW

Templeton Variable Products Series Fund (the Trust) currently consists of ten separate funds, offering a wide variety of investment choices. Each fund has two classes of shares, class 1 and class 2, except Franklin S&P 500 Index Fund which has three classes of shares, class 1, class 2 and class 3. The funds are only available as investment options in variable annuity or variable life insurance contracts, except Franklin S&P 500 Index Fund which is also offered as an investment option to defined contribution plans participating in Franklin Templeton ValuSelect(R).

INVESTMENT CONSIDERATIONS

o The fund has its own investment strategy and risk profile. Generally, the higher the expected rate of return, the greater the risk of loss.

o No single fund can be a complete investment program; consider diversifying your fund choices.

o You should evaluate the fund in relation to your personal financial situation, investment goals, and comfort with risk. Your investment representative can help you determine if the fund is right for you.

o All securities markets, interest rates, and currency valuations move up and down, sometimes dramatically, and mixed with the good years can be some bad years. Since no one can predict exactly how financial markets will perform, you may want to exercise patience and focus not on short-term market movements, but on your long-term investment goals.

RISKS

o     There can be no assurance that any fund will achieve its investment goal.

o Because you could lose money by investing in the fund, take the time to read this prospectus and consider all risks before investing.

o Fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government. Fund shares involve investment risks, including the possible loss of principal.

MORE DETAILED INFORMATION ABOUT THE FUND ITS INVESTMENT POLICIES, AND ITS PARTICULAR RISKS CAN BE FOUND IN THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION (SAI).

MANAGEMENT

Franklin Advisers, Inc. and its affiliates manage over $223 billion in assets. Franklin Templeton is one of the largest mutual fund organizations in the United States, and for over 50 years has offered money management expertise spanning a variety of investment objectives. In 1992, Franklin, recognized as a leader in managing domestic mutual funds, joined forces with Templeton, a pioneer in international investing. The Mutual Advisers team, known for its value-driven approach to domestic equity investing, became part of the Franklin Templeton organization four years later.

Additional Information

 [insert graphic of a starburst] IMPORTANT RECENT DEVELOPMENTS

o YEAR 2000 PROBLEM The fund's business operations depend upon a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly called the Year
2000 problem). In addition, the fact that the Year 2000 is a leap year may create difficulties for some systems.

When the Year 2000 arrives, the fund's operations could be adversely affected if the computer systems used by its managers, its service providers and other third parties they do business with are not Year 2000 ready. For example, the fund's portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The fund could experience difficulties in effecting transactions if any of its foreign subcustodians, or if foreign broker/dealers or foreign markets are not ready for Year 2000.

When evaluating current and potential portfolio positions, Year 2000 is one of the factors that the fund's managers consider. The managers will rely upon public filings and other statements made by companies regarding their Year 2000 readiness. Issuers in countries outside of the U.S., particularly in emerging markets, may be more susceptible to Year 2000 problems and may not be required to make the same level of disclosure regarding Year 2000 readiness as is required in the U.S. The managers, of course, cannot audit any company or their major suppliers to verify their Year 2000 readiness. If a company in which the fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of the fund's portfolio holdings will have a similar impact on the price of the fund's shares.

The managers and their affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the fund's ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the fund and its managers may have no control.




[Insert graphic of dollar signs and stacks of coins] DISTRIBUTIONS AND TAXES

INCOME AND CAPITAL GAINS DISTRIBUTIONS The fund will declare as dividends substantially all of its net investment income. The fund typically pays dividends from net investment income and net capital gains, if any, following the close of the calendar year. Dividends or distributions by the fund will reduce the per share net asset value (NAV) by the per share amount paid.

TAX CONSIDERATIONS Fund distributions received by your qualified retirement plan, such as a Section 401(k) plan or profit sharing plan, are generally tax-deferred. This means that you are not required to report fund distributions on your income tax return when paid, but rather, when your plan makes payments to you.




FUND ACCOUNT INFORMATION

[Insert graphic of paper with lines and someone writing]  BUYING SHARES

Class 3 shares of the fund are sold at NAV to defined contribution plans participating in Franklin ValuSelect to serve as an investment option for plan participants. Class 1 and class 2 shares of the fund are sold at NAV to insurance company separate accounts to serve as investment options for variable annuity or variable life insurance contracts. The fund's Board monitors this to be sure there are no material conflicts of interest between the two different types of contract owners and/or plan participants. If there were, the Board would take corrective action.

Requests to buy shares are processed at the NAV next calculated after we receive the request in proper form. The fund does not issue share certificates.

[Insert graphic of certificate]  SELLING SHARES

Requests to sell shares are processed at the NAV next calculated after we receive the request in proper form. A Contingent Deferred Sales Charge (CDSC) may apply if your retirement plan is transferred out of the Franklin
Templeton Funds or terminated within 365 days of the retirement plan account's initial purchase in the Franklin Templeton Funds. The CDSC is 1% of the current value of the shares being sold or their NAV when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions.

[Insert graphic of two arrows]  EXCHANGING SHARES

You may exchange shares of the fund for shares of other Franklin Templeton funds offered as an investment option in your defined contribution plan, subject to the terms, and any specific limitations on the exchange (or "transfer") privilege, described in your plan.

Frequent exchanges can interfere with fund management or operations and drive up fund costs. To protect shareholders, there are limits on the number and amount of exchanges that may be made (please see "Market Timers," below).

[Insert graphic of paper and pen]  FUND ACCOUNT POLICIES

CALCULATING SHARE PRICE The fund calculates its NAV per share each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). Each class's NAV is calculated by dividing its net assets by the number of its shares outstanding.

The fund's assets are generally valued at their market value. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value. If the fund holds securities listed primarily on a foreign exchange that trades on days when the fund is not open for business, the value of the shares may change on days that the insurance company separate account cannot buy or sell shares.

Requests to buy and sell shares are processed on any day the fund is open for business at the NAV next calculated after we receive the request in proper form.

REPORTS You will receive confirmations and account statements that show your account activity. You will also receive the fund's financial reports every six months. To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports. If you need additional copies, please call 1-800/774-5001.

If there is a dealer or other investment representative of record on your account, he or she will also receive confirmations, account statements and other information about your account directly from the fund.

MARKET TIMERS The fund is not designed for market timers, large or frequent transfers. The fund may restrict or refuse purchases or exchanges by market timers. You will be considered a market timer if you have (i) requested an exchange out of the fund within two weeks of an earlier exchange request, or
(ii) exchanged shares out of the fund more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $5 million, or more than 1% of the fund's net assets, or (iv) otherwise seem to follow a timing pattern. Accounts under common ownership or control are combined for these limits.

ADDITIONAL POLICIES Please note that the fund maintains additional policies and reserve certain rights, including:

o     The fund may refuse any order to buy shares.
o     At any time, the fund may establish or change investment minimums.
o The fund may modify or discontinue the exchange privilege on 60 days' notice.
o You may only buy shares of a fund eligible for sale in your state or jurisdiction.
o In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.
o For redemptions over a certain amount, the funds reserve the right to make payments in securities or other assets of a fund, in the case of an emergency.
o To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the fund promptly.

SHARE CLASSES The fund has three classes of shares, class 1, class 2 and class 3. Each class is identical except that class 2 and class 3 each has a distribution plan or "Rule 12b-1 Plan" which is described in prospectuses offering class 2 and class 3 shares. In addition, each class will bear its own state and federal registration expenses and transfer agency (shareholder account maintenance) expenses.

DISTRIBUTION AND SERVICE (12B-1) FEES Class 3 has a distribution plan, sometimes known as a rule 12b-1 plan, that allows the fund to pay distribution fees of up to 0.25% per year to those who sell and distribute class 3 shares and provide services to shareholders. Because these fees are paid out of class 3's assets on an on-going basis, over time these fees will increase the cost of an investment, and may cost more than paying other types of sales charges.

[Insert graphic of question mark] QUESTIONS

More detailed information about the Trust and the fund's account policies can be found in the fund's Statement of Additional Information (SAI). If you have any questions about the fund, you can write to us at 100 Fountain Parkway, St. Petersburg, Florida, 33716-1205 or call 1-800/774-5001. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.




FOR MORE INFORMATION

The funds of the Templeton Variable Products Series Fund (the Trust) are only available as investment options in variable annuity or variable life insurance contracts, except Franklin S&P 500 Index Fund which is also available as an investment option to defined contribution plans participating in Franklin Templeton ValuSelect.

You can learn more about the funds in the following documents:

ANNUAL/SEMIANNUAL FUND REPORTS TO SHAREHOLDERS

Includes a discussion of recent market conditions and investment strategies, financial statements, detailed performance information, fund holdings, and the auditor's report (Annual Report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Contains more information about the funds, their investments, policies, and risks. It is incorporated by reference (is legally a part of this prospectus).

You may obtain these free reports by contacting your investment representative or by calling us at the number below.

Franklin/registered trademark/Templeton/registered trademark/ 1-800/774-5001

You can also obtain information about the funds by visiting the SEC's Public Reference Room in Washington D.C. (phone 1-800/SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. You can also visit the SEC's Internet site at http://www.sec.gov.

Investment Company Act file 811-5479




FRANKLIN S&P 500 INDEX FUND
TEMPLETON VARIABLE
PRODUCTS SERIES FUND
CLASS 1, CLASS 2 AND CLASS 3
STATEMENT OF ADDITIONAL INFORMATION
OCTOBER 1, 1999

500 EAST BROWARD BOULEVARD, SUITE 2100
FORT LAUDERDALE, FLORIDA 33394-3091 1-800/774-5001

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the fund's prospectuses. The fund's prospectuses, dated October 1, 1999, which we may amend from time to time, contain the basic information you should know before investing in the fund. You should read this SAI together with the fund's prospectuses.

For  a  free  copy  of  the  current   prospectus,   contact   your   investment
representative or call 1
800/774-5001.

CONTENTS

Goal and Strategies of the Fund
Risks of the Fund
Investment Restrictions
Officers and Trustees
Management and Other Services
Portfolio Transactions
Distributions and Taxes
Organization, Voting Rights and Principal Holders
Pricing Shares
The Underwriter
Performance
Financial Statements
Miscellaneous Information
Description of Bond Ratings


-------------------------------------------------------------------------------
MUTUAL     FUNDS,     ANNUITIES,      AND     OTHER     INVESTMENT     PRODUCTS:
-------------------------------------------------------------------------------
o ARE NOT FEDERALLY  INSURED BY THE FEDERAL DEPOSIT INSURANCE  CORPORATION,  THE
FEDERAL   RESERVE   BOARD,   OR  ANY  OTHER  AGENCY  OF  THE  U.S.   GOVERNMENT;
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
o ARE NOT DEPOSITS OR  OBLIGATIONS  OF, OR  GUARANTEED OR ENDORSED BY, ANY BANK;
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
o ARE SUBJECT TO  INVESTMENT  RISKS,  INCLUDING  THE POSSIBLE LOSS OF PRINCIPAL.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

GOAL AND STRATEGIES

WHAT IS THE FUND'S GOAL?

The fund's investment goal is to match the performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) before the deduction of fund expenses. This goal is fundamental, which means that it may not be changed without shareholder approval.

The following gives more detailed information about the fund's investment policies and the types of securities that it may buy.

EQUITY SECURITIES The purchaser of an equity security typically receives an ownership interest in the company as well as certain voting rights. The owner of an equity security may participate in a company's success through the receipt of dividends which are distributions of earnings by the company to its owners. Equity security owners may also participate in a company's success or lack of success through increases or decreases in the value of the company's shares as traded in the public trading market for such shares. Equity securities generally take the form of common stock or preferred stock. Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have greater voting rights as well. Equity securities may also include warrants or rights. Warrants or rights give the holder the right to purchase a common stock at a given time for a specified price.

DEBT SECURITIES A debt security typically has a fixed payment schedule that obligates the issuer to pay the bondholder, both to repay a loan of money at a future date and generally to pay interest. These securities include bonds, notes, debentures, and commercial paper, which differ in the length of the issuer's payment schedule, with bonds carrying the longest repayment schedule and commercial paper the shortest.

The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. During periods of rising interest rates, the value of such securities generally declines. These changes in market value of securities owned by the fund will be reflected in the fund's net asset value per share.

RATINGS. Various investment services publish ratings of some of the debt securities in which the fund may invest. Higher yields are ordinarily available from securities in the lower rating categories, such as securities rated Ba or lower by Moody's or BB or lower by S&P or from unrated securities deemed by the fund's manager to be of comparable quality. These ratings represent the opinions of the rating services with respect to the issuer's ability to pay interest and repay principal. They do not purport to reflect other risk, such as the risk of fluctuations in market value and are not absolute standards of quality. However, lower rated securities typically are riskier than investment grade securities. Bonds which are rated C by Moody's are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Bonds rated C by S&P are securities on which no interest is being paid. Please see the appendix for a discussion of the ratings.

If the rating on an issue held in the fund's portfolio is changed by the rating service or the security goes into default, this event will be considered by the fund in its evaluation of the overall investment merits of that security but will not generally result in an automatic sale of the security.

Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) will be carefully analyzed by the manager to assess whether, at the time of purchase, the planned investment offers potential returns which are reasonable in light of the risks involved.

BANK OBLIGATIONS, or instruments secured by bank obligations, include fixed, floating or variable rate CDs, letters of credit, time deposits, bank notes and bankers' acceptances. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange normally drawn by an importer or exporter to pay for specific merchandise and which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument upon maturity. Such obligations include dollar-denominated certificates of deposit and bankers' acceptances of banks having total assets in excess of $1 billion, certificates of deposit of federally insured savings and loan associations having total assets in excess of $1 billion, or cash and time deposits with banks. Time deposits are non- negotiable deposits that are held in a banking institution for a specified time at a stated interest rate.

COMMERCIAL PAPER typically refers to short-term obligations of banks, corporations and other borrowers with maturities of up to 270 days. Investments in commercial paper are generally limited to obligations rated Prime-1 or Prime-2 by Moody's or A-1 or A-2 by S&P or if unrated, issued by companies having an outstanding debt issue currently rated Aaa or Aa by Moody's or AAA or AA by S&P. See the Appendix for a description of commercial paper ratings.

U.S. GOVERNMENT SECURITIES The fund may invest in U.S. Government securities including: (1) U.S. Treasury obligations with varying interest rates, maturities and dates of issuance, such as U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (original maturities of one to ten years) and U.S. Treasury bonds (generally original maturities of greater than ten years); and
(2)  obligations   issued  or  guaranteed  by  U.S.   Government   agencies  and
instrumentalities such as the Government National Mortgage Association, the Export-Import Bank and the Farmers Home Administration. The fund's investments may include obligations that are supported by the full faith and credit of the U.S. Government. In the case of U.S. Government securities that are not backed by the full faith and credit of the U.S. Government (e.g., obligations of the Federal National Mortgage Association (FNMA) or a Federal Home Loan Bank), the fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitments.

REPURCHASE AGREEMENTS In a repurchase agreement, the fund buys U.S. Government securities from a bank or broker-dealer at one price and agrees to sell them back to the bank or broker-dealer at a higher price on a specified date. A custodian bank approved by the fund's Board holds the securities subject to resale on behalf of the fund. The bank or broker-dealer must transfer to the custodian securities with an initial market value of at least 102% of the repurchase price to help secure the obligation to repurchase the securities at a later date. The securities are then marked to market daily, that is, their value is adjusted daily to equal their market value, to maintain coverage of at least 100%. If the bank or broker-dealer does not repurchase the securities as agreed, the fund may experience a loss or delay in the liquidation of the securities underlying the repurchase agreement and may also incur liquidation costs. The fund, however, intends to enter into repurchase agreements only with banks or broker-dealers that are considered creditworthy (i.e., banks or broker-dealers that have been determined by the fund's manager to present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction).

REVERSE REPURCHASE AGREEMENTS. The fund may also enter into reverse repurchase agreements, which are the opposite of repurchase agreements but involve similar mechanics and risks. The fund sells securities to a bank or dealer and agrees to repurchase them at a mutually agreed price and date. Cash or liquid high-grade debt securities having an initial market value, including accrued interest, equal to at least 102% of the dollar amount sold by the fund are segregated, i.e., set aside, as collateral and marked-to-market daily to maintain coverage of at least 100%. Reverse repurchase agreements involve the risk that the market value of the securities retained by the fund may decline below the price of the securities the fund has sold but is obligated to repurchase under the agreement. A default by the purchaser might cause the fund to experience a loss or delay in the liquidation costs. The fund intends to enter into reverse repurchase agreements with domestic or foreign banks or securities dealers. The manager will evaluate the creditworthiness of these entities prior to engaging in such transactions and it will conduct these activities under the general supervision of the Board.

LOANS OF PORTFOLIO SECURITIES The fund may lend portfolio securities to banks and broker-dealers. Such loans must be secured by collateral (consisting of any combination of cash, U.S. government securities or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The fund may terminate the loans at any time and obtain the return of the securities loaned within five business days. The fund will continue to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities. However, as with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral should the borrower fail.

BORROWING The fund may not borrow money, except that it may borrow money from banks or affiliated investment companies to the extent permitted by the 1940 Act, or any exemptions therefrom which may be granted by the U.S. Securities and Exchange Commission, or for temporary or emergency purposes and then in an amount not exceeding 33-1/3% of the value of the fund's total assets (including the amount borrowed).

TEMPORARY INVESTMENTS When the manager believes that the securities trading markets or the economy are experiencing excessive volatility, or other adverse conditions exist, or while awaiting suitable investment opportunities, it may invest the fund's portfolio in a temporary defensive manner. Under such circumstances, the fund may invest up to 100% of its assets in the following money market securities:

o short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

o finance company and corporate commercial paper, and other short-term corporate securities, in each case rated Prime-1 by Moody's or A or better by S&P or, if unrated, of comparable quality as determined by the manager;

o obligations (including certificates of deposit, time deposits and bankers' acceptances) of banks; and

o repurchase agreements with banks and broker-dealers with respect to such securities.

WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS The fund may buy securities on a "when issued" or "delayed delivery" basis. These transactions are arrangements under which the fund buys securities that have been authorized but not yet issued with payment for and delivery of the security scheduled for a future time, generally in 30 to 60 days. Purchases of securities on a when issued or delayed delivery basis are subject to the risk that the value or yields at delivery may be more or less than the purchase price or the yields available when the transaction was entered into. Although the fund will generally buy securities on a when issued basis with the intention of holding the securities, it may sell the securities before the settlement date if it is deemed advisable. When the fund is the buyer in this type of transaction, it will maintain, in a segregated account with its custodian bank, cash or marketable securities having an aggregate value equal to the amount of the fund's purchase commitments until payment is made. To the extent the fund engages in when issued and delayed delivery transactions, it will do so only for the purpose of acquiring portfolio securities consistent with its investment objectives and policies, and not for the purpose of investment leverage. In when issued and delayed delivery transactions, the fund relies on the seller to complete the transaction. The seller's failure to do so may cause the fund to miss a price or yield considered advantageous to the fund. Securities purchased on a when issued or delayed delivery basis do not generally earn interest until their scheduled delivery date. Entering into a when issued or delayed delivery transaction is a form of leverage that may affect changes in net asset value to a greater extent.

OPTIONS, FUTURES AND OPTIONS ON FINANCIAL FUTURES

GENERALLY The fund may buy and sell financial futures contracts and options on these contracts and options on securities and securities indices. The fund may only sell covered options. As more fully explained below, the fund may not commit more than 5% of its total assets to initial margin deposits on futures contracts.

Financial futures contracts and options on these contracts and options on securities and securities indices are generally considered "derivative securities." The fund will not use derivative securities for speculative purposes or as leveraged investments that magnify the gains or losses of an investment.

CALL AND PUT OPTIONS ON SECURITIES The fund reserves the right to write (sell) covered put and call options and buy put and call options that trade on securities exchanges, although the fund has no present intention of doing so.

WRITING CALL OPTIONS Call options written by the fund give the holder the right to buy the underlying securities from the fund at a stated exercise price; put options written by the fund give the holder the right to sell the underlying security to the fund at a stated exercise price. A call option written by the fund is "covered" if the fund owns the underlying security which is subject to the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the fund in cash or marketable securities in a segregated account with its custodian bank. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand, and interest rates.

In the case of a call option, the writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, since, with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security.

The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be cancelled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

Effecting a closing transaction in the case of a written call option will permit the fund to write another call option on the underlying security with either a different exercise price, expiration date or both. In addition, effecting a closing transaction will permit the cash or proceeds from the sale of any securities subject to the option to be used for other fund investments. If the fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or at the same time as the sale of the security.

The fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to buy the option; the fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to buy the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the fund.

BUYING CALL OPTIONS The fund may buy call options on securities that it intends to buy in order to limit the risk of a substantial increase in the market price of the security. The fund may also buy call options on securities held in its portfolio and on which it has written call options. A call option gives the holder the right to buy the underlying securities from the option writer at a stated exercise price. Prior to its expiration, a call option may be sold in a closing sale transaction. Profit or loss from such a sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs.

WRITING PUT OPTIONS A put option gives the buyer of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price during the option period. The option may be exercised at any time prior to its expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

The fund would write put options only on a covered basis, which means that the fund would maintain in a segregated account cash or marketable securities in an amount not less than the exercise price at all times while the put option is outstanding. The rules of the clearing corporation currently require that the assets be deposited in escrow to secure payment of the exercise price. The fund would generally write covered put options in circumstances where the manager wishes to buy the underlying security or currency for the fund's portfolio at a price lower than the current market price of the security or currency. In such event, the fund would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in this type of transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premiums received.

BUYING PUT OPTIONS As the holder of a put option, the fund has the right to sell the underlying security at the exercise price at any time during the option period. The fund may enter into closing sale transactions with respect to put options, exercise them, or permit them to expire.

The fund may buy a put option on an underlying security or currency owned by the fund (a "protective put") as a hedging technique in order to protect against an anticipated decline in the value of the security. This hedge protection is provided only during the life of the put option when the fund, as the holder of the put option, is able to sell the underlying security at the put exercise price, regardless of any decline in the underlying security's market price. For example, a put option may be purchased in order to protect unrealized appreciation of a security when the manager deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.

The fund may also buy put options at a time when the fund does not own the underlying security. By buying put options on a security it does not own, the fund seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

The premium paid by the fund when buying a put option will be recorded as an asset in the fund's statement of assets and liabilities. This asset will be adjusted daily to the options' current market value, which will be the latest sale price at the time at which the Net Asset Value per share of the fund is computed, the close of the NYSE, or, in the absence of a sale, the latest bid price. The asset will be extinguished upon expiration of the option, the writing of an identical option in a closing transaction, or the delivery of the underlying security or currency upon the exercise of the option.

OPTIONS ON STOCK INDICES The fund may also buy call and put options on stock indices. Call and put options on stock indices are similar to options on securities except that, rather than the right to buy or sell stock at a specified price, options on a stock index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying stock index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike stock options, all settlements are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stocks.

When the fund writes an option on a stock index, the fund will establish a segregated account containing cash or marketable securities with its custodian bank in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or it will otherwise cover the transaction.

FUTURES CONTRACTS The fund may enter into contracts for the purchase or sale for future delivery of securities and in such contracts based upon financial indices ("financial futures"). Financial futures contracts are commodity contracts that obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a security, or the cash value of a securities index during a specified future period at a specified price. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the securities called for by the contract at a specified price on a specified date. A "purchase" of a futures contract means the acquisition of a contractual obligation to acquire the securities called for by the contract at a specified price on a specified date. Futures contracts have been designed by exchanges that have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market.

At the same time a futures contract is purchased or sold, the fund must allocate cash or securities as a deposit payment ("initial deposit" or "initial margin") as a partial guarantee of its performance under the contract. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required since each day the fund would provide or receive cash that reflects any decline or increase in the contract's value. In addition, when the fund enters into a futures contract, it will segregate assets or "cover" its position in accordance with the 1940 Act.

Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset, or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the fund will incur brokerage fees when it buys or sells futures contracts.

The fund will not engage in transactions in futures contracts or related options for speculation. In addition, the fund may not buy or sell futures contracts or related options if, immediately thereafter, the sum of the amount of margin deposits on its existing futures and related options positions and premiums paid for related options would exceed 5% of the market value of the fund's total assets. In instances involving the purchase of futures contracts or related call options, cash or marketable securities equal to the market value of the futures contract or related option will be deposited in a segregated account with the custodian to collateralize such long positions.

To the extent the fund enters into a futures contract, it will maintain with its custodian bank, to the extent required by SEC rules, assets in a segregated account to cover its obligations with respect to the contract which will consist of cash or marketable securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contract and the aggregate value of the initial and variation margin payments made by the fund with respect to such futures contracts.

STOCK INDEX FUTURES A stock index futures contract obligates the seller to deliver (and the buyer to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

OPTIONS ON STOCK INDEX FUTURES The fund may buy and sell call and put options on stock index futures. Call and put options on stock index futures are similar to options on securities except that, rather than the right to buy or sell stock at a specified price, options on stock index futures give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

FUTURE DEVELOPMENTS The fund may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the fund's investment objectives and legally permissible for the fund.

ILLIQUID SECURITIES It is the policy of the fund that illiquid securities (including illiquid equity securities, defaulted debt securities, loan participations, securities with legal or contractual restrictions on resale, repurchase agreements of more than seven days duration, and other securities which are not readily marketable) may not constitute more than 15% of the value of the fund's total net assets. Generally, an "illiquid security" is any security that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the fund has valued the instrument. Subject to this limitation, the board of trustees has authorized the fund to invest in restricted securities where such investment is consistent with the fund's investment objectives and has authorized such securities to be considered liquid to the extent the manager determines that there is a liquid institutional or other market for such securities - such as, restricted securities which may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, and for which a liquid institutional market has developed. The board of trustees will review on a monthly basis any determination by the manager to treat a restricted security as liquid, including the manager's assessment of current trading activity and the availability of reliable price information. In determining whether a restricted security is properly considered a liquid security, the manager and the board of trustees will take into account the following factors:

(i) the frequency of trades and quotes for the security;
(ii) the number of dealers willing to buy or sell the security and the number of other potential buyers;
(iii) dealer undertakings to make a market in the security; and
(iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

To the extent the fund invests in restricted securities that are deemed liquid, the general level of illiquidity may be increased if qualified institutional buyers become uninterested in buying these securities or the market for these securities contracts.

A restricted security is a security that has been purchased through a private offering and cannot be sold without prior registration under the Securities Act of 1933 unless the sale is pursuant to an exemption therefrom. Notwithstanding the restriction on the sale of such securities, a secondary market exists for many of these securities. As with other securities in the fund's portfolio, if there are readily available market quotations for a restricted security, it will be valued, for purposes of determining the fund's net asset value, between the range of the bid and ask prices. To the extent that no quotations are available, the securities will be valued at fair value in accordance with procedures adopted by the board of trustees.

The fund's purchases of restricted securities can result in the receipt of commitment fees. For example, the transaction may involve an individually negotiated purchase of short-term increasing rate notes. Maturities for this type of security typically range from one to five years. These notes are usually issued as temporary or "bridge" financing to be replaced ultimately with permanent financing for the project or transaction which the issuer seeks to finance. Typically, at the time of commitment, the fund receives the security and sometimes a cash commitment fee. Because the transaction could possibly involve a delay between the time the fund commits to buy the security and the fund's payment for and receipt of that security, the fund will maintain, in a segregated account with its custodian bank, cash or high-grade marketable securities having an aggregate value equal to the amount of the purchase commitments until payment is made. The fund will not buy restricted securities in order to generate commitment fees.

Notwithstanding the determinations in regard to the liquidity of restricted securities, the board of trustees remains responsible for such determinations and will consider appropriate action to maximize the fund's liquidity and its ability to meet redemption demands if a security should become illiquid after its purchase. To the extent the fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the fund may be increased if qualified institutional buyers become uninterested in buying these securities or the market for these securities contracts.

RISKS OF THE FUND

FUTURES CONTRACTS entail certain risks. A purchase or sale of a futures contract may result in losses in excess of the amount invested. The fund may not be able to close out a futures contract where a liquid secondary market is unavailable for the futures contract the fund wishes to close. In addition, there may be an imperfect correlation between movements in the securities on which the futures or options contract is based and movements in the securities held by the fund.

The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by the manager may still not result in a successful transaction.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and, therefore, does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

The fund intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, but there is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. In addition, many of the futures contracts available may be relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Use of stock index futures may involve risks because of imperfect correlations between movements in prices of stock index futures on the one hand and movements in prices on the other.

OPTIONS ON FUTURES CONTRACTS The amount of risk the fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In writing options on futures, the fund's loss is potentially unlimited and may exceed the amount of the premium received. Also, the fund may not be able to close out option contract positions where a liquid secondary market is unavailable for the option the fund wishes to close. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

The fund's options investments involve certain risks. The effectiveness of an options strategy depends on the degree to which price movements in the underlying securities correlate with price movements in the relevant portion of the fund's portfolio. In addition, the fund bears the risk that the prices of its portfolio securities will not move in the same amount as the option it has purchased, or that there may be a negative correlation that would result in a loss on both the securities and the option. If the manager is not successful in using options in managing a fund's investments, the fund's performance will be worse than if the manager did not employ such strategies.

The purchaser of an option can lose the amount of the premium plus related transaction costs. The fund as an option writer could lose amounts substantially in excess of its initial investment, due to the margin and collateral requirements associated with option writing.

Options on securities traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

Although the fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. For some options, no secondary market on an exchange may exist and a fund may have difficulty effecting closing transactions in particular options. Therefore, the fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the sale of underlying securities where a buyer exercises put or call options. If the fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

OPTIONS ON STOCK INDICES The fund's ability to use options on stock indexes effectively depends on the degree to which price movements in the underlying index or underlying securities correlate with price movements in the relevant portion of the fund's portfolio. Inasmuch as these securities will not duplicate the components of any index, the correlation will not be perfect. Consequently, the fund bears the risk that the prices of the securities underlying the option will not move in the same amount as the option. It is also possible that there may be a negative correlation between the index and the securities that would result in a loss on both the securities and the instrument. Accordingly, successful use by a fund of options on stock indexes, will be subject to the manager's ability to predict correctly movements in the direction of the securities markets generally or of a particular segment. This requires different skills and techniques than predicting changes in the price of individual stocks.

Positions in stock index options may be closed out only on an exchange that provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option at any specific time. Thus, it may not be possible to close an option position. The inability to close options positions could have an adverse impact on the fund's performance.

REPURCHASE AGREEMENTS The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy code or other laws, a court may determine that the underlying security is collateral for a loan by a fund not within the control of the fund, and therefore the realization by the fund on the collateral may be automatically stayed. Finally, it is possible that the fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the manager acknowledges these risks, it is expected that if repurchase agreements are otherwise deemed useful to the fund, these risks can be controlled through careful monitoring procedures.

REVERSE REPURCHASE AGREEMENTS are considered borrowings by the fund and as such are subject to the investment limitations discussed under "Investment Restrictions." These transactions may increase the volatility of the fund's income or net asset value. The fund carries the risk that any securities purchased with the proceeds of the transaction will depreciate or not generate enough income to cover the fund's obligations under the reverse repurchase transaction. These transactions also increase the interest and operating expenses of the fund.

INVESTMENT RESTRICTIONS The fund has adopted the following restrictions as fundamental policies. This means they may only be changed if the change is approved by (i) more than 50% of the fund's outstanding shares or (ii) 67% or more of the fund's shares present at a shareholder meeting if more than 50% of the fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less.

The fund may not:

1. Borrow money, except that the fund may borrow money from banks or affiliated investment companies to the extent permitted by the 1940 Act, or any exemptions therefrom which may be granted by the U.S. Securities and Exchange Commission, or for temporary or emergency purposes and then in an amount not exceeding 33-1/3% of the value of the fund's total assets (including the amount borrowed).

2. Act as an underwriter except to the extent the fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

3. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, and (c) to the extent the entry into a repurchase agreement is deemed to be a loan. The fund may also make loans to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom which may be granted by the U.S. Securities and Exchange Commission.

4. Purchase or sell real estate and commodities, except that the fund may purchase or sell securities of real estate investment trusts, may purchase or sell currencies, may enter into futures contracts on securities, currencies, and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.

5. Issue securities senior to the fund's presently authorized shares of beneficial interest, except that this restriction shall not be deemed to prohibit the fund from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts or repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder, or SEC staff interpretations thereof.

6. Concentrate (invest more than 25% of its total assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

If a bankruptcy or other extraordinary event occurs concerning a particular security the fund owns, the fund may receive stock, real estate, or other investments that the fund would not, or could not, buy. If this happens, the fund intends to sell such investments as soon as practicable while maximizing the return to shareholders.

Generally, the policies and restrictions discussed in this SAI and in the prospectus apply when the fund makes an investment. In most cases, the fund is not required to sell a security because circumstances change and the security no longer meets one or more of the fund's policies or restrictions. If a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities will not be considered a violation of the restriction or limitation.

OFFICERS AND TRUSTEES

The trust has a board of trustees. The board is responsible for the overall management of the trust, including general supervision and review of the fund's investment activities. The board, in turn, elects the officers of the trust who are responsible for administering the trust's day-to-day operations. The board also monitors the fund to ensure no material conflicts exist among share classes. While none is expected, the board will act appropriately to resolve any material conflict that may arise.

The name, age and address of the officers and board members, as well as their affiliations, positions held with the trust, and principal occupations during the past five years are shown below.

Harris J. Ashton (67)
191 Clapboard Ridge Road, Greenwich, CT 06830
TRUSTEE

Director, RBC Holdings, Inc. (bank holding company) and Bar-S Foods (meat packing company); director or trustee, as the case may be, of 48 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers).

*Nicholas F. Brady (69)
16 North Washington Street, Easton, MD 21601
TRUSTEE

Chairman,  Templeton  Emerging  Markets  Investment  Trust PLC,  Templeton Latin
America Investment Trust PLC, Darby Overseas Investments, Ltd. and Darby Emerging Markets Investments LDC (investment firms) (1994-present); Director, Templeton Global Strategy Funds, Amerada Hess Corporation (exploration and refining of natural gas), Christiana Companies, Inc. (operating and investment companies), and H.J. Heinz Company (processed foods and allied products); director or trustee, as the case may be, of 20 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Secretary of the United States Department of the Treasury (1988-1993) and Chairman of the Board, Dillon, Read & Co., Inc. (investment banking) (until 1988).

S. Joseph Fortunato (67)
Park Avenue at Morris County, P.O. Box 1945
Morristown, NJ 07962-1945
TRUSTEE

Member of the law firm of Pitney, Hardin, Kipp & Szuch; director or trustee, as the case may be, of 50 of the investment companies in the Franklin Templeton Group of Funds.

Andrew H. Hines, Jr. (76)
150 2nd Avenue N., St. Petersburg, FL 33701
TRUSTEE

Consultant,Triangle Consulting Group; Executive-in-Residence, Eckerd College (1991-present); director or trustee, as the case may be, of 21 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Chairman and Director, Precise Power Corporation (1990-1997), Director, Checkers Drive-In Restaurant, Inc. (1994-1997), and Chairman of the Board and Chief Executive Officer, Florida Progress Corporation (holding company in the energy area) (1982-1990) and director of various of its subsidiaries.

Edith E. Holiday (47)
3239 38th Street, N.W., Washington, DC 20016
TRUSTEE

Director, Amerada Hess Corporation (exploration and refining of natural gas) (1993-present), Hercules Incorporated (chemicals, fibers and resins) (1993-present), Beverly Enterprises, Inc. (health care) (1995-present) and H.J. Heinz Company (processed foods and allied products) (1994-present); director or trustee, as the case may be, of 24 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Chairman (1995-1997) and Trustee (1993-1997), National Child Research Center, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993), General Counsel to the United States Treasury Department (1989-1990), and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).

*Charles B. Johnson (66)
777 Mariners Island Blvd., San Mateo, CA 94404
Vice President and Trustee

President, Chief Executive Officer and Director, Franklin Resources, Inc.; Chairman of the Board and Director, Franklin Advisers, Inc., Franklin Investment Advisory Services, Inc. and Franklin Templeton Distributors, Inc.; Director,
Franklin/Templeton Investor Services, Inc. and Franklin Templeton Services, Inc.; officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in the Franklin Templeton Group of Funds.

Betty P. Krahmer (70)
2201 Kentmere Parkway, Wilmington, DE 19806
TRUSTEE

Director or trustee of various civic associations; director or trustee, as the case may be, of 20 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Economic Analyst, U.S. government.


Gordon S. Macklin (71)
8212 Burning Tree Road, Bethesda, MD 20817
TRUSTEE

Director, Fund American Enterprises Holdings, Inc. (holding company), Martek Biosciences Corporation, MCI WorldCom (information services), MedImmune, Inc. (biotechnology), Spacehab, Inc. (aerospace services) and Real 3D (software); director or trustee, as the case may be, of 48 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Chairman, White River
Corporation (financial services) and Hambrecht and Quist Group (investment banking), and President, National Association of Securities Dealers, Inc.

Fred R. Millsaps (70)
2665 NE 37th Drive, Fort Lauderdale, FL 33308
TRUSTEE

Manager of personal investments (1978-present); director of various business and nonprofit organizations; director or trustee, as the case may be, of 21 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Chairman and Chief Executive Officer, Landmark Banking Corporation (1969-1978), Financial Vice President, Florida Power and Light (1965-1969), and Vice President, Federal Reserve Bank of Atlanta (1958-1965).

Barbara J. Green (51)
500 East Broward Blvd., Fort Lauderdale, FL 33394-3091
SECRETARY

Senior Vice President, Templeton Worldwide, Inc. and Templeton Global Investors, Inc.; officer of 20 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission (1986-1995), Attorney, Rogers & Wells, and Judicial Clerk, U.S. District Court (District of Massachusetts).

James R. Baio (45)
500 East Broward Blvd., Fort Lauderdale, FL 33394-3091
TREASURER

Certified Public Accountant; Senior Vice President, Templeton Worldwide, Inc., Templeton Global Investors, Inc. and Templeton Funds Trust Company; officer of 21 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Senior Tax Manager, Ernst & Young (certified public accountants) (1977-1989).

Harmon E. Burns (54)
777 Mariners Island Blvd., San Mateo, CA 94404
VICE PRESIDENT

Executive  Vice  President  and Director,  Franklin  Resources,  Inc.,  Franklin
Templeton Distributors, Inc. and Franklin Templeton Services, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services, Inc. and Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 52 of the investment companies in the Franklin Templeton Group of Funds.

Martin L. Flanagan (39)
777 Mariners Island Blvd., San Mateo, CA 94404
VICE PRESIDENT

Senior Vice President and Chief Financial Officer, Franklin Resources, Inc., Franklin/Templeton Investor Services, Inc. and Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President, Chief Operating Officer and Director, Templeton Investment Counsel, Inc.; Executive Vice President and Chief Financial Officer, Franklin Advisers, Inc.; Chief Financial Officer, Franklin Advisory Services, LLC and Franklin Investment Advisory Services, Inc.; President and Director, Franklin Templeton Services, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 52 of the investment companies in the Franklin Templeton Group of Funds.

Samuel J. Forester, Jr. (51)
500 East Broward Blvd., Fort Lauderdale, FL 33394-3091
VICE PRESIDENT

Managing Director, Templeton Worldwide, Inc.; Vice President and Director, Templeton Global Income Portfolio Ltd.; Director, Closed Joint-Stock Company Templeton and Templeton Trust Services Pvt. Ltd.; officer of 10 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, President, Templeton Global Bond Managers, a division of Templeton Investment Counsel, Inc., Founder and Partner, Forester, Hairston Investment Management, Inc. (1989-1990), Managing Director (Mid-East Region), Merrill Lynch, Pierce, Fenner & Smith Inc. (1987-1988), and Advisor for Saudi Arabian Monetary Agency (1982-1987).

Deborah R. Gatzek (50)
777 Mariners Island Blvd., San Mateo, CA 94404
VICE PRESIDENT

Senior Vice President and General Counsel, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Services, Inc. and Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Vice President, Franklin Advisory Services, LLC and Franklin Mutual Advisers, LLC; Vice President, Chief Legal Officer and Chief Operating Officer, Franklin Investment Advisory Services, Inc.; and officer of 53 of the investment companies in the Franklin Templeton Group of Funds.

Mark G. Holowesko (39)
Lyford Cay, Nassau, Bahamas
VICE PRESIDENT

President, Templeton Global Advisors Limited; Chief Investment Officer, Global Equity Group; Executive Vice President and Director, Templeton Worldwide, Inc.; officer of 20 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Investment Administrator, RoyWest Trust Corporation (Bahamas) Limited (1984-1985).

Charles E. Johnson (43)
500 East Broward Blvd., Fort Lauderdale, FL 33394-3091
PRESIDENT

Senior Vice President and Director, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Distributors, Inc.; President and Director, Templeton Worldwide, Inc.; Chairman and Director, Templeton Investment Counsel, Inc.; Vice President, Franklin Advisers, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 33 of the investment companies in the Franklin Templeton Group of Funds.

Rupert H. Johnson, Jr. (59)
777 Mariners Island Blvd., San Mateo, CA 94404
VICE PRESIDENT

Executive Vice President and Director, Franklin Resources, Inc. and Franklin Templeton Distributors, Inc.; President and Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice President, Franklin Advisory Services, LLC; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 52 of the investment companies in the Franklin Templeton Group of Funds.

John R. Kay (59)
500 East Broward Blvd., Fort Lauderdale, FL 33394-3091
VICE PRESIDENT

Vice President, Templeton Worldwide, Inc.; Assistant Vice President, Franklin Templeton Distributors, Inc.; officer of 25 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Vice President and Controller, Keystone Group, Inc.

Elizabeth M. Knoblock (44)
500 East Broward Blvd., Fort Lauderdale, FL 33394-3091
VICE PRESIDENT - COMPLIANCE

General Counsel, Secretary and Senior Vice President, Templeton Investment Counsel, Inc.; Senior Vice President, Templeton Global Investors, Inc.; officer of 20 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Vice President and Associate General Counsel, Kidder Peabody & Co. Inc. (1989-1990), Assistant General Counsel, Gruntal & Co., Inc. (1988), Vice President and Associate General Counsel, Shearson Lehman Hutton Inc. (1988), Vice President and Assistant General Counsel, E.F. Hutton & Co. Inc. (1986-1988), and Special Counsel, Division of Investment Management, U.S. Securities and Exchange Commission (1984-1986).

*This board member is considered an "interested person" under federal securities laws. Charles B. Johnson is an interested person due to his ownership of Franklin Resources, Inc. Mr. Brady's status as an interested person results from his business affiliations with Franklin Resources, Inc. and Templeton Global Advisors Limited. Mr. Brady and Franklin Resources, Inc. are both limited partners of Darby Overseas Partners, L.P. (Darby Overseas). In addition, Darby Overseas and Templeton Global Advisors Limited are limited partners of Darby Emerging Markets Fund, L.P.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.

The trust pays non-interested board members and Mr. Brady an annual retainer of $2,000 and a fee of $200 per board meeting attended. Board members who serve on the audit committee of the trust and other funds in the Franklin Templeton Group of Funds receive a flat fee of $2,000 per committee meeting attended, a portion of which is allocated to the trust. Members of a committee are not compensated for any committee meeting held on the day of a board meeting. Non-interested board members may also serve as directors or trustees of other funds in the Franklin Templeton Group of Funds and may receive fees from these funds for their services. The following table provides the total fees paid to non-interested board members and Mr. Brady by the trust and by the Franklin Templeton Group of Funds.

                                                             NUMBER OF BOARDS IN
                         TOTAL FEES     TOTAL FEES RECEIVED     THE FRANKLIN
                          RECEIVED       FROM THE FRANKLIN    TEMPLETON GROUP OF
                       FROM THE TRUST1   TEMPLETON GROUP OF  FUNDS ON WHICH EACH
         NAME                 ($)             FUNDS2 ($)            SERVES3
Harris J. Ashton             4,000             361,157                 48
Nicholas F. Brady            4,000             140,975                 20
S. Joseph Fortunato          4,000             367,835                 50
Andrew H. Hines, Jr.         5,988             208,075                 21
Edith E. Holiday             4,000             211,400                 24
Betty P. Krahmer             4,000             141,075                 20
Gordon S. Macklin            4,000             361,157                 48
Fred R. Millsaps             4,400             210,075                 21

1. For the fiscal year ended December 31, 1998. During the period from September 1, 1997, through February 27, 1998, an annual retainer of $6,000 and fees at the rate of $500 per board meeting attended were in effect.
2. For the calendar year ended December 31, 1998.
3. We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the board members are responsible. The Franklin Templeton Group of Funds currently includes 54 registered investment companies, with approximately 162 U.S. based funds or series.

Non-interested board members and Mr. Brady are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director or trustee. No officer or board member received any other compensation, including pension or retirement benefits, directly or indirectly from the fund or other funds in the Franklin Templeton Group of Funds. Certain officers or board members who are shareholders of Franklin Resources, Inc. may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

Board members historically have followed a policy of having substantial investments in one or more of the funds in the Franklin Templeton Group of Funds, as is consistent with their individual financial goals. In February 1998, this policy was formalized through adoption of a requirement that each board member invest one-third of fees received for serving as a director or trustee of a Templeton fund in shares of one or more Templeton funds and one-third of fees received for serving as a director or trustee of a Franklin fund in shares of one or more Franklin funds until the value of such investments equals or exceeds five times the annual fees paid such board member. Investments in the name of family members or entities controlled by a board member constitute fund holdings of such board member for purposes of this policy, and a three year phase-in period applies to such investment requirements for newly elected board members. In implementing such policy, a board member's fund holdings existing on February 27, 1998, are valued as of such date with subsequent investments valued at cost.

MANAGEMENT AND OTHER SERVICES

MANAGER AND SERVICES PROVIDED The fund's manager is Franklin Advisers, Inc. The manager is a wholly owned subsidiary of Franklin Resources, Inc. (Resources), a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

The manager provides investment research and portfolio management services. The manager has overall responsibility for determining the mix of investments that it believes will, in a cost-effective manner, achieve the fund's investment goal and managing cash flows into and out of the fund. The manager provides periodic reports to the board, which reviews and supervises the manager's investment activities. To protect the fund, the manager and its officers, directors and employees are covered by fidelity insurance.

The manager and its affiliates manage numerous other investment companies and accounts. The manager may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the manager on behalf of the fund. Similarly, with respect to the fund, the manager is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the manager and access persons, as defined by applicable federal securities laws, may buy or sell for its or their own account or for the accounts of any other fund. The manager is not obligated to refrain from investing in securities held by the fund or other funds it manages. Of course, any transactions for the accounts of the manager and other access persons will be made in compliance with the fund's code of ethics.

Under the fund's code of ethics, employees of the Franklin Templeton Group who are access persons may engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed by the close of the business day following the day clearance is granted; (ii) copies of all brokerage confirmations and statements must be sent to a compliance officer;
(iii) all brokerage accounts must be disclosed on an annual basis; and (iv) access persons involved in preparing and making investment decisions must, in addition to (i), (ii) and (iii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.

The fund's subadvisor is State Street Global Advisors, a division of State Street Bank and Trust Company. The subadvisor has an agreement with the manager and provides the manager with investment management advice and assistance. The subadvisor selects the securities for the fund to buy, hold or sell. The subadvisor also selects the brokers who execute the fund's portfolio transactions. The subadvisor's activities are subject to the board's review and control, as well as the manager's instruction and supervision. To protect the fund, the subadvisor and its officers, directors and employees are covered by fidelity insurance.

MANAGEMENT FEES The fund pays the manager a fee equal to an annual rate of [ ]% of its average daily net assets. The fee is computed according to the terms of the management agreement. Each class of the fund's shares pays its proportionate share of the fee.

The manager pays the subadvisor a fee equal to an annual rate of :

ss.    0.05% of the value of its net assets up to and including $50,000,000; and
ss.    0.04% of the value of its net assets over $50,000,000 up to and including
         $100,000,000; and
ss.    0.02% of the value of its net assets over $100,000,0000.

The manager pays this fee from the management fees it receives from the fund.

ADMINISTRATOR AND SERVICES PROVIDED Franklin Templeton Services, Inc. (FT Services) has an agreement with the trust to provide certain administrative services and facilities for the trust. Under this agreement, FT Services is responsible for preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements. FT Services subcontracts with Templeton Funds Annuity Company (TFAC) to provide certain of these services. FT Services and TFAC are direct or indirect wholly owned subsidiaries of Resources and are affiliates of Advisers and the trust's principal underwriter.

ADMINISTRATION FEES The fund pays FT Services a monthly fee equal to an annual rate of [ ]% of the fund's average daily net assets.

SHAREHOLDER SERVICING AND TRANSFER AGENT Franklin/Templeton Investor Services, Inc. (Investor Services) is the fund's shareholder servicing agent and acts as the fund's transfer agent and dividend-paying agent. Investor Services is located at 100 Fountain Parkway, P.O. Box 33030, St. Petersburg, FL 33733-8030.

For its services, Investor Services receives a fixed fee per account. The fund also will reimburse Investor Services for certain out-of-pocket expenses, which may include payments by Investor Services to entities, including affiliated entities, that provide sub-shareholder services, recordkeeping and/or transfer agency services to beneficial owners of the fund. The amount of reimbursements for these services per benefit plan participant fund account per year will not exceed the per account fee payable by the fund to Investor Services in connection with maintaining shareholder accounts.

CUSTODIAN The Bank of New York, Mutual Funds Division, 90 Washington Street, New York, NY 10286, acts as custodian of the securities and other assets of the fund.

AUDITOr McGladrey & Pullen, LLP, 555 Fifth Avenue, New York, NY 10017, is the trust's independent auditor. The auditor gives an opinion on the financial statements included in the trust's Annual Report to Shareholders and reviews the trust's registration statement filed with the U.S. Securities and Exchange Commission (SEC).

RESEARCH SERVICES The manager and subadvisor may receive services from various affiliates. The services may include information, analytical reports, computer screening studies, statistical data, and factual resumes pertaining to securities eligible for purchase by the fund. Such supplemental research, when utilized, is subject to analysis by the manager and subadvisor before being incorporated into the investment advisory process.

PORTFOLIO TRANSACTIONS

Subject to oversight by the manager, the subadvisor selects brokers and dealers to execute the fund's portfolio transactions in accordance with its fiduciary duty, criteria set forth in the management agreement and subadvisory agreement and any directions that the board may give.

When placing a portfolio transaction, the subadvisor seeks to obtain prompt execution of orders at the most favorable net price. For portfolio transactions on a securities exchange, the amount of commission paid is negotiated between the subadvisor and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons responsible for placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors of comparable size. The subadvisor will ordinarily place orders to buy and sell over-the-counter securities on a principal rather than agency basis with a principal market maker unless, in the opinion of the manager, a better price and execution can otherwise be obtained. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price.

The subadvisor may pay certain brokers commissions that are higher than those another broker may charge, if the subadvisor determines in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services it receives. This may be viewed in terms of either the particular transaction or the subadvisor's overall responsibilities to client accounts over which it exercises investment discretion. The services that brokers may provide to the subadvisor include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to the subadvisor in carrying out its investment advisory responsibilities. These services may not always directly benefit the fund. They must, however, be of value to the subadvisor in carrying out its overall responsibilities to its clients.

It is not possible to place a dollar value on the special executions or on the research services the subadvisor receives from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services allows the subadvisor to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, the subadvisor and its affiliates may use this research and data in their investment advisory capacities with other clients. If the fund's officers are satisfied that the best execution is obtained, the sale of fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, also may be considered a factor in the selection of broker-dealers to execute the fund's portfolio transactions.

Because Franklin Templeton Distributors, Inc. (Distributors) is a member of the National Association of Securities Dealers, Inc., it may sometimes receive certain fees when the fund tenders portfolio securities pursuant to a tender-offer solicitation. To recapture brokerage for the benefit of the fund, any portfolio securities tendered by the fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payable to the manager will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.

If purchases or sales of securities of the fund and one or more other investment companies or clients supervised by the subadvisor are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the subadvisor, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the fund is concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the fund.

DISTRIBUTION AND TAXES

The fund calculates dividends and capital gains the same way for each class. The amount of any income dividends per share will differ, however, generally due to differences in the distribution and service (Rule 12b-1) fees, subtransfer agency (shareholder account maintenance) fees and state and federal registration fees of the three classes of shares. The fund does not pay "interest" or guarantee any fixed rate of return on an investment in it's shares.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY The fund intends to elect and qualify for its current fiscal year to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code. As regulated investment company, the fund generally pays no federal income tax on the income and gains it distributes. To ensure that individuals holding the Contracts whose assets are invested in the fund will not be subject to federal income tax on distributions made by the fund prior to receipt of payments under the Contracts, the fund intends to comply with the additional requirements of Section 817(h) of the Internal Revenue Code relating to diversification of its assets. The board reserves the right not to maintain the qualification of the fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains.

EXCISE TAX DISTRIBUTION REQUIREMENTS To avoid federal excise taxes, the Internal Revenue Code requires the fund to make certain minimum distributions by December 31 of each year. Federal excise taxes will not apply to the fund in a given calendar year, however, if each of its shareholders at all times during the calendar year is either a qualified retirement plan or a segregated asset account of a life insurance company where the shares are held in connection with variable products.

ORGANIZATION, VOTING RIGHTS AND PRINCIPAL HOLDERS

The fund is a diversified series of Templeton Variable Products Series Fund (the Trust), an open-end management investment company, commonly called a mutual fund. The Trust was organized as a Massachusetts business trust on February 25, 1988, and is registered with the SEC.

The shareholders of a Massachusetts business trust, could, under certain circumstances, be held personally liable as partners for its obligations. The Agreement and Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of each series' (fund's) assets for any shareholder held personally liable for obligations of that fund or the Trust. The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund or the Trust and shall satisfy any judgment thereon. All such rights are limited to the assets of the fund. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the fund as an investment company, as distinguished from an operating company, would not likely give rise to liabilities in excess of the fund's total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to the unlikely circumstance in which both inadequate insurance exists and the fund itself is unable to meet its obligations.

The Trust currently offers two classes of shares for each series, class 1 and class 2, except for the Franklin S&P 500 Index Fund which currently offers three classes, class 1, class 2 and class 3. The full title of each series and class is:

Franklin Growth Investments Fund - class 1
Franklin Growth Investments Fund - class 2
Franklin Small Cap Investments Fund - class 1
Franklin Small Cap Investments Fund - class 2
Franklin S&P 500 Index Fund - class 1
Franklin S&P 500 Index Fund - class 2
Franklin S&P 500 Index Fund - class 3
Franklin Strategic Income Investments Fund - class 1
Franklin Strategic Income Investments Fund - class 2
Mutual Shares Investments Fund - class 1
Mutual Shares Investments Fund - class 2
Templeton Asset Allocation Fund - class 1
Templeton Asset Allocation Fund - class 2
Templeton Bond Fund - class 1
Templeton Bond Fund - class 2
Templeton Developing Markets Fund - class 1
Templeton Developing Markets Fund - class 2
Templeton International Fund - class 1
Templeton International Fund - class 2
Templeton Stock Fund - class 1
Templeton Stock Fund - class 2

For all funds except Franklin S&P 500 Index Fund, shares of each class represent proportionate interests in a fund's assets and are identical except that each fund's class 2 shares will bear the expense of the class 2 distribution plan. For Franklin S&P 500 Index Fund, class 2 and class 3 shares will bear the expense of the class 2 and class 3 distribution plans, respectively. (See "The Underwriter" below, for a description of these plans.) In addition, each share class of Franklin S&P 500 Index Fund will bear its own state and federal registration expenses and transfer agency (shareholder account maintenance) expenses. On matters that affect the fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. Additional series and/or classes may be offered in the future.

The Trust has non-cumulative voting rights. For board member elections, this gives holders of more than 50% of the shares voting the ability to elect all of the members of the board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.

The Trust does not intend to hold annual shareholder meetings. The Trust or the fund may hold special meetings, however, for matters requiring shareholder approval. A meeting may be called by the board to consider the removal of a board member if requested in writing by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a board member. A special meeting also may be called by the board in its discretion.

PRINCIPAL SHAREHOLDERS Class 1 and class 2 shares of the fund are sold to and owned only by insurance company separate accounts to serve as the investment vehicle for variable annuity and life insurance contracts. Class 3 shares of the fund are offered as an investment option only to defined contribution plans participating in Franklin Templeton ValuSelect(R).

The insurance companies and defined contribution plans will exercise voting rights attributable to shares they own in accordance with voting instructions received by owners of the contracts issued by the insurance companies and plan participants, respectively. To this extent, the insurance companies and the defined contribution plans do not exercise control over the trust by virtue of the voting rights from their ownership of trust shares.

PRICING SHARES

When they buy and sell shares, the trust's shareholders pay and receive the net asset value per share.

The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding. The fund follows the procedures described below.

The fund calculates the NAV per share of each class each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. pacific time). The fund does not calculate the NAV on days the New York Stock Exchange
NYSE) is closed for trading, which include New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When determining its NAV, the fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. If market quotations are readily available for portfolio securities listed on a securities exchange or on the NASDAQ National Market System, the fund values those securities at the last quoted sale price of the day or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. The fund values over-the-counter portfolio securities within the range of the most recent quoted bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, the fund values them according to the broadest and most representative market as determined by the manager and subadvisor.

The fund values portfolio securities underlying actively traded call options at their market price as determined above. The current market value of any option the fund holds is its last sale price on the relevant exchange before the fund values its assets. If there are no sales that day or if the last sale price is outside the bid and ask prices, the fund values options within the range of the current closing bid and ask prices if the fund believes the valuation fairly reflects the contract's market value.

Generally, trading in U.S. government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE that will not be reflected in the computation of the NAV. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the board.

Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the board. With the approval of the board, the fund may use a pricing service, bank or securities dealer to perform any of the above described functions.

REDEMPTIONS IN KIND In the case of redemption requests, the board reserves the right to make payments in whole or in part in securities or other assets of the fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the fund. In these circumstances, the securities distributed would be valued at the price used to compute the fund's net assets and you may incur brokerage fees in converting the securities to cash. The fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

THE UNDERWRITER

Franklin Templeton Distributors, Inc. (Distributors) acts as the principal underwriter in the continuous public offering of the trust's shares.

DISTRIBUTORS is located at 777 Mariners Island Blvd., San Mateo, CA 94404. Distributors pays the expenses of the distribution of fund shares, except to the extent these expenses are borne by the Insurance Companies. These expenses include advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The trust pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

Distributors may be entitled to receive payment under the class 2 and class 3 Rule 12b-1 plans, as discussed below. Except as noted below, Distributors receives no other compensation from the trust for acting as underwriter.

DISTRIBUTION AND SERVICE (12B-1) FEES Each fund's class 2 has a separate distribution or "Rule 12b-1" plan. In addition, Franklin S&P 500 Index Fund's class 3 shares has its own Rule 12b-1 Plan. Under each plan, the fund may pay up to a maximum of 0.25% (0.15% for the Bond Fund) per year of the average daily net assets attributable to its class. These fees may be used to compensate Distributors, the Insurance Companies, defined contribution plan sponsors or others for distribution and related services and as a servicing fee.

The terms and provisions of the plans, including terms and provisions relating to required reports, term, and approval, are consistent with Rule 12b-1.

In no event shall the aggregate asset-based sales charges, which include payments made under each plan, plus any other payments deemed to be made pursuant to a plan, exceed the amount permitted to be paid under the rules of the National Association of Securities Dealers, Inc.

Each plan has been approved in accordance with the provisions of Rule 12b-1. The plans are renewable annually by a vote of the board, including a majority vote of the board members who are not interested persons of the trust and who have no direct or indirect financial interest in the operation of the plans, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such board members be done by the non-interested members of the board. The plans and any related agreement may be terminated at any time, without penalty, by vote of a majority of the non-interested board members on not more than 60 days' written notice, by Distributors on not more than 60 days' written notice, by any act that constitutes an assignment of the management agreement with Advisers, or by vote of a majority of the outstanding shares of the respective class. Distributors, the Insurance Companies or others may also terminate their respective distribution or service agreement at any time upon written notice.

The plans and any related agreements may not be amended to increase materially the amount to be spent for distribution expenses without approval by a majority of the outstanding shares of the respective class, and all material amendments to the plans or any related agreements shall be approved by a vote of the non-interested members of the board, cast in person at a meeting called for the purpose of voting on any such amendment.

Distributors is required to report in writing to the board at least quarterly on the amounts and purpose of any payment made under the plans and any related agreements, as well as to furnish the board with such other information as may reasonably be requested in order to enable the board to make an informed determination of whether the plans should be continued.

PERFORMANCE

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the funds be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return and current yield quotations used by the funds are based on the standardized methods of computing performance mandated by the SEC. If a Rule 12b-1 plan is adopted, performance figures reflect fees from the date of the plan's implementation. An explanation of these and other methods used by the funds to compute or express performance follows.

For share classes offered only to Insurance Company separate accounts (Insurance Companies) for use in variable annuity and variable life insurance contracts, to the extent required by SEC rules, the advertised performance of such share classes will be displayed no more prominently than standardized performance of the applicable insurance company separate accounts/contracts. For information about how an Insurance Company may advertise such performance, please consult the contract prospectus which accompanies the trust prospectus.

Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

AVERAGE ANNUAL RETURN is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable fund charges and fees. It does NOT however, include any fees or sales charges imposed by the variable insurance contract for which the fund's class 1 and class 2 are investment option. If they were included, performance would be lower.

These figures are calculated according to the SEC formula:

P(1+T)n = ERV

where:

P  =  a hypothetical initial payment of $1,000
T  =  average annual total return
n  =  number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period

CUMULATIVE TOTAL RETURN Like average annual total return, cumulative total return assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, income dividends and capital gain distributions are reinvested at net asset value, the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. Cumulative total return, however, is based on the actual return for a specified period rather than on the average return over the periods indicated above.

From time to time, the fund may publish its current yield. The current yield will be calculated by dividing the annualization of the income earned by the fund during a recent 30-day period by the net asset value per share at the end of such period. In addition, aggregate, cumulative and average total return information for the fund over different periods of time may also be advertised. Except as stated above, the fund will use the same methods for calculating its performance.

A distribution rate for the fund may also be published in communications preceded or accompanied by a copy of the trust's current prospectus. The fund's current distribution rate will be calculated by dividing the annualization of the total distributions made by the fund during the most recent preceding fiscal quarter by the net asset value per share at the end of such period. The current distribution rate may differ from current yield because the distribution rate will be for a different period of time and may contain items of capital gain and other items of income, while current yield reflects only earned income. Uniformly computed yield and total return figures for the fund will also be published along with publication of its distribution rate.

Hypothetical performance information may also be prepared for sales literature or advertisements. Contract Owners should see the appropriate insurance company separate account prospectus and SAI.

VOLATILITY Occasionally statistics may be used to show the fund's volatility or risk. Measures of volatility or risk are generally used to compare the fund's net asset value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

COMPARISONS To help you better evaluate how an investment in the fund may satisfy your investment goal, advertisements and other materials about the fund may discuss certain measures of fund performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

o  Standard  &  Poor's(R)  500  Stock  Index  or  its  component   indices  -  a
capitalization-weighted index designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

o Dow Jones(R) Composite Average and its component averages - a price-weighted average of 65 stocks that trade on the New York Stock Exchange. The average is a combination of the Dow Jones Industrial Average (30 blue-chip stocks that are generally leaders in their industry), the Dow Jones Transportation Average (20 transportation stocks), and the Dow Jones Utilities Average (15 utility stocks involved in the production of electrical energy).

o The New York Stock Exchange composite or component indices - an unmanaged index of all industrial, utilities, transportation, and finance stocks listed on the NYSE.

o Wilshire 5000 Equity Index - represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

o Lipper - Mutual Fund Performance Analysis and Lipper - Equity Fund Performance Analysis - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

o CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. - analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

o Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk, and total return for mutual funds.

o Financial  publications:  The WALL STREET JOURNAL, and BUSINESS WEEK, CHANGING
TIMES,  FINANCIAL  WORLD,  FORBES,   FORTUNE,  and  MONEY  magazines  -  provide
performance statistics over specified time periods.

o Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

o Stocks, Bonds, Bills, and Inflation, published by Ibbotson Associates - historical measure of yield, price, and total return for common and small company stock, long-term government bonds, Treasury bills, and inflation.

o Savings and Loan Historical Interest Rates - as published in the U.S. Savings & Loan League Fact Book.

o Historical data supplied by the research departments of CS First Boston Corporation, the J. P. Morgan companies, Salomon Brothers, Merrill Lynch, Lehman Brothers and Bloomberg L.P.

o Morningstar - information published by Morningstar, Inc., including Morningstar proprietary mutual fund ratings. The ratings reflect Morningstar's assessment of the historical risk-adjusted performance of a fund over specified time periods relative to other funds within its category.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the fund to calculate its figures. In addition, there can be no assurance that the fund will continue its performance as compared to these other averages.

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------

The fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin is one of the oldest mutual fund organizations and now services more than 4 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. Together, the Franklin Templeton Group has over $223 billion in assets under management for more than 7 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 112 U.S. based open-end investment companies to the public. The fund may identify itself by its NASDAQ symbol or CUSIP number.

Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ("S&P") does not sponsor, endorse, sell, or promote the fund. S&P makes no representation or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to trace general stock market performance. S&P's only relationship to the fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Trust or the fund by Distributors. S&P has no obligation to take the needs of the Trust or the owners of the fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the fund or the timing of the issuance or sale of the fund or in the determination or calculation of the equation by which the fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the fund.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied to results to be obtained by license, owners of the fund, or any other person or entity from use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Distributors. S&P does not sponsor, endorse, sell or promote the fund and S&P makes no representation regarding the advisability of investing in the fund.

DESCRIPTION OF RATINGS
--------------------------------------------------------------------------------

CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A: Bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba: Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated Caa are of poor standing. These issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated Ca represent obligations that are speculative to a high degree. These issues are often in default or have other marked shortcomings.

C: Bonds rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

AAA: This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in a small degree.

A: Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC: Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While these bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: Bonds rated C are typically subordinated debt to senior debt that is assigned an actual or implied CCC- rating. The C rating also may reflect the filing of a bankruptcy petition under circumstances where debt service payments are continuing. The C1 rating is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

COMMERCIAL PAPER RATINGS

MOODY'S

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations for both short-term debt and commercial paper, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Superior capacity for repayment.

P-2 (Prime-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. The relative degree of safety, however, is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.




                    TEMPLETON VARIABLE PRODUCTS SERIES FUND
                              File Nos. 33-20313

                                   FORM N-1A
                                    PART C
Other Information

ITEM 23.   EXHIBITS

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

(a)   Articles of Incorporation.

     (i)        Form of Declaration of Trust dated February 25, 1988
                Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A
                File No.: 33-20313
                Filing Date: April 29, 1998

     (ii)       Form of Amendment of Declaration of Trust
                Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A
                File No.: 33-20313
                Filing Dated: April 29, 1998

     (iii) Form of Seventh Amended Establishment and Designation of Series of Shares

(b)   By-Laws.

     (i)        By-Laws dated February 25, 1988
                Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A
                File No.: 33-20313
                Filing Dated: April 29, 1998

(c)   Instruments Defining Rights of Security Holders.

                Not applicable

(d)   Investment Advisory Contracts.

     (i) Amended and Restated Investment Management Agreement for Templeton Money Market Fund and Templeton Bond Fund
                Filing: Registration Statement of Registrant on Form N-1A File No.: 33-20313
                Filing Date: February 27, 1995

     (ii)       Investment Management Agreement for Templeton Developing Markets
                Fund
                Filing: Post-Effective Amendment No. 12 to Registration Statement of Registrant on Form N-1A
                File No.: 33-20313
                Filing Date: February 16, 1996

     (iii) Investment Management Agreement between Registrant, on behalf of the Templeton Asset Allocation Fund, and Templeton Investment Counsel, Inc.
                Filing: Post-Effective Amendment No. 14 to Registration Statement of Registrant on Form N-1A
                File No. 33-20313
                Filing Date:  February 14, 1997

     (iv) Investment Management Agreement between Registrant, on behalf of the Templeton Stock Fund, and Templeton Investment Counsel, Inc.
                Filing: Post-Effective Amendment No. 14 to Registration Statement of Registrant on Form N-1A
                File No. 33-20313
                Filing Date:  February 14, 1997

     (v) Investment Management Agreement between Registrant, on behalf of the Templeton International Fund, and Templeton Investment Counsel, Inc.
                Filing: Post-Effective Amendment No. 14 to Registration Statement of Registrant on Form N-1A
                File No. 33-20313
                Filing Date:  February 14, 1997

     (vi) Investment Management Agreement between Registrant, on behalf of the Franklin Growth Investments Fund, and Franklin Advisers, Inc.
                Filing: Post-Effective Amendment No. 14 to Registration Statement of Registrant on Form N-1A
                File No. 33-20313
                Filing Date:  February 14, 1997

     (vii) Investment Management Agreement between Registrant, on behalf of the Mutual Shares Investments Fund, and Franklin Mutual Advisers, Inc.
                Filing: Post-Effective Amendment No. 14 to Registration Statement of Registrant on Form N-1A
                File No. 33-20313
                Filing Date:  February 14, 1997

     (viii) Form of Management Agreement between Registrant on behalf of Franklin Small Cap Investments Fund and Franklin Advisers, Inc.
                Filing: Post-Effective Amendment No. 18 to Registration Statement of Registrant on Form N-1A
                File No. 33-20313
                Filing Date:  February 13, 1998

     (ix) Form of Investment Management Agreement between Registrant, on behalf Franklin Strategic Income Investments Fund, and Franklin Advisers, Inc.
                Filing: Post-Effective Amendment No. 23 to Registration Statement of Registrant on Form N-1A
                File No. 33-20313
                Filing Date:  June 30, 1999

     (x)        Form of Subadvisory Agreement between Franklin Advisers, Inc.
                and Templeton Investment Counsel, Inc., on behalf of Franklin Strategic Income Fund, Inc.

     (xi) Form of Investment Management Agreement between Registrant, on behalf of Franklin S&P 500 Index Fund, and Franklin Advisers, Inc.

     (xii) Form of Subadvisory Agreement between Franklin Advisers, Inc., on behalf of Franklin S&P 500 Index Fund, and State Street Global Advisors, a division of State Street Bank and Trust Company.

(e)   Underwriting Contracts.

     (i)        Amended and Restated Distribution Agreement
                Filing: Post-Effective Amendment No.10 to Registration Statement of Registrant on Form N-1A
                File No. 33-20313
                Filing Date:  December 22, 1995

(f)   Bonus or Profit Sharing Contracts.

                Not Applicable

(g)   Custodian Agreements.

     (i)        Amended and Restated Custodian Agreement
                Filing: Post-Effective Amendment No. 13 to Registration Statement of Registrant on Form N-1A
                File No. 33-20313
                Filing Date:  April 12, 1996

     (ii)       Master Custody Agreement between the Registrant and the Bank of
                New York
                Filing: Post-Effective Amendment No. 14 to Registration Statement of Registrant on Form N-1A
                File No. 33-20313
                Filing Date:  February 14, 1997

(h)   Other Material Contracts.

     (i)        Amended and Restated Business Management Agreement
                Filing: Post-Effective Amendment No. 12 to Registration Statement of Registrant on Form N-1A
                File No. 33-20313
                Filing Date:  February 16, 1996

     (ii) Form of Fund Administration Agreement between Registrant, and Franklin Templeton Services, Inc.
                Filing: Post-Effective Amendment No. 19 to Registration Statement of Registrant on Form N-1A.
                File No. 33-20313
                Filing Date: February 24, 1999

     (iii) Form of Fund Administration Agreement between Registrant, on behalf of Franklin Strategic Income Investments Fund, and Franklin Templeton Services, Inc.
                Filing: Post-Effective Amendment No. 23
                to Registration Statement of Registrant on Form N-1A
                File No. 33-20313
                Filing Date:  June 30, 1999

     (iv) Form of Fund Administration Agreement between Registrant, on behalf of Franklin S&P 500 Index Fund, and Franklin Templeton Services, Inc.

(i)   Legal Opinion.

     (i)        Opinion and consent of counsel dated April 28, 1998
                Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A
                File No.: 33-20313
                Filing Date: April 29, 1998

(j)   Other Opinions.

                Not Applicable

(k)   Omitted Financial Statements.

                Not Applicable

(l)   Initial Capital Agreements.

     (i)        Letter concerning initial capital
                Filing: Post-Effective Amendment No. 2 to Registration Statement of Registrant on Form N-1A
                File No. 33-20313
                Filing Date: August 26, 1988

(m)  Rule 12b-1 Plan.

     (i) Form of Class 2 Distribution Plan between Registrant and Franklin Distributors, Inc.

     (ii) Form of Class 3 Distribution Plan between Registrant and Franklin Distributors, Inc.

(o)  Rule 18f-3 Plan.

     (i)   Form of Multiple Class Plan for all series of Registrant

(p)   Power Of Attorney.

     (i) Power of Attorney from Officers and Directors of the Registrant executed December 11, 1998
                Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A
                File No.: 33-20313
                Filing Dated: February 24, 1999

(n)   Exhibit 27 - Financial Data Schedules.

                Not applicable.

ITEM 24         PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
REGISTRANT

                Not Applicable

ITEM 25         INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding)is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26         BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The officers and directors of Registrant's investment advisers also serve as officers and/or directors or trustees for (1) Franklin Resources, Inc. ("Resources"), the corporate parent of all Registrant's Investment Managers, and/or (2) other investment companies in the Franklin Templeton Group of Funds.

(i) Templeton Asset Management Ltd., formerly known as Templeton Investment Management (Singapore) Pte Ltd.

Templeton Asset Management Ltd. ("Templeton Singapore"), an indirect, wholly owned subsidiary of Resources, serves as investment manager to Templeton Developing Markets Fund. For information please see Part B and Schedules A and D of Form ADV of Templeton Singapore (SEC File 801-46997), incorporated herein by reference, which set forth the officers and directors of Templeton Singapore and information as to any business, profession, vocation of employment of a substantial nature engaged in by those officers and directors during the past two years.

(ii)  Templeton Investment Counsel, Inc.

Templeton Investment Counsel, Inc. ("TICI"), an indirect, wholly owned subsidiary of Resources, serves as adviser to Asset Allocation, Bond, International, and Stock Funds and in that capacity furnishes portfolio management services and investment research. TICI also serves as the sub-adviser for the Franklin Strategic Income Investments Fund. For additional information please see Part B and Schedules A and D of Form ADV of TICI (SEC File 801-15125), incorporated herein by reference, which set forth the officers and directors of TICI and information as to any business, profession, vocation of employment of a substantial nature engaged in by those officers and directors during the past two years.

(iii) Franklin Mutual Advisers, LLC.

Franklin Mutual Advisers, LLC ("Mutual Advisers"), a direct, wholly owned subsidiary of Resources, serves as investment manager to the Mutual Shares Investments Fund. For information please see Part B and Schedules A and D of Form ADV of Mutual Advisers (SEC File 801-53068), incorporated herein by reference, which set forth the officers and directors of Mutual Advisers and information as to any business, profession, vocation of employment of a substantial nature engaged in by those officers and directors during the past two years.

(iv)  Franklin Advisers, Inc.

Franklin Advisers, Inc. ("Advisers"), a direct wholly owned subsidiary of Resources, serves as Investment Manager to the Franklin Growth Investments Fund, Franklin Small Cap Investments Fund, Franklin Strategic Income Investments Fund and Franklin S&P 500 Index Fund. For additional information, please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 27.   PRINCIPAL UNDERWRITERS

a) Franklin/Templeton Distributors, Inc., ("Distributors") also acts as principal underwriter of shares of:

Franklin Asset Allocation Fund
Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Custodian Funds, Inc.
Franklin Equity Fund
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Floating Rate Trust
Franklin Gold Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Mutual Series Fund Inc.
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust
Franklin Templeton Variable Insurance Products Trust
 (formerly Franklin Valuemark Funds)
Institutional Fiduciary Trust

Templeton Capital Accumulator Fund, Inc.
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.

(b) The information required by this Item 27 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889).

ITEM 28    LOCATION OF ACCOUNTS AND RECORDS

The accounts, books, or other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 are kept by the Registrant, and its administrator, Franklin Templeton Services, Inc., 500 E. Broward Blvd., Fort Lauderdale, Florida 33394-3091, or its shareholder services agent, Franklin/Templeton Investor Services, Inc., 100 Fountain Parkway, St. Petersburg, Florida 33716-1205.

ITEM 29         MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30         UNDERTAKINGS

           Not applicable


                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 16th day of July, 1999.

                          TEMPLETON VARIABLE PRODUCTS SERIES FUND

                          By:  _____________________________________
                               /s/ Karen L. Skidmore, Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Charles E. Johnson*            Principal Executive Officer and Trustee
Charles E. Johnson             Dated: July 16, 1999

Fred R. Millsaps*              Trustee
Fred R. Millsaps               Dated: July 16, 1999

Edith E. Holiday*              Trustee
Edith E. Holiday               Dated: July 16, 1999

Betty P. Krahmer*              Trustee
Betty P. Krahmer               Dated: July 16, 1999

Charles B. Johnson*            Trustee
Charles B. Johnson             Dated: July 16, 1999

Harris J. Ashton*              Trustee
Harris J. Ashton               Dated: July 16, 1999

S. Joseph Fortunato*           Trustee
S. Joseph Fortunato            Dated: July 16, 1999

Andrew H. Hines, Jr.*          Trustee
Andrew H. Hines, Jr.           Dated: July 16, 1999

Gordon S. Macklin*             Trustee
Gordon S. Macklin              Dated: July 16, 1999

Nicholas F. Brady*             Trustee
Nicholas F. Brady              Dated: July 16, 1999

James R. Baio*                 Principal Financial Officer
James R. Baio                  Dated: July 16, 1999


*By
/s/ Karen L. Skidmore, Attorney-in-Fact
(Pursuant to Powers of Attorney previously filed)




                     TEMPLETON VARIABLE PRODUCTS SERIES FUND
                             REGISTRATION STATEMENT
                                 EXHIBITS INDEX


EXHIBIT NO.             DESCRIPTION                                   LOCATION

EX-99.(a)(i)            Form of Declaration of Trust                          *

EX-99.(a)(ii)           Form of Amendment of Declaration of  Trust            *

EX-99(a)(iii)           Form of Seventh Amended Establishment and      Attached
                        Designation of Series of Shares

EX-99.(b)(i)            By-Laws                                               *

EX-99.(d)(i)            Amended and Restated Investment                       *
                        Management Agreement for Templeton Money
                        Market Fund and Templeton Bond Fund

EX-99.(d)(ii)           Investment Management Agreement for                   *
                        Templeton Developing Markets Fund

EX-99.(d)(iii)          Investment Management Agreement                       *
                        between Registrant, on behalf of the
                        Templeton Asset Allocation Fund, and
                        Templeton Investment Counsel, Inc.

EX-99.(d)(iv)           Investment Management Agreement                       *
                        between Registrant, on behalf of the
                        Templeton Stock Fund, and Templeton
                        Investment Counsel, Inc.

EX-99.(d)(v)            Investment Management Agreement                       *
                        between Registrant, on behalf of the
                        Templeton International Fund, and
                        Templeton Investment Counsel, Inc.

EX-99.(d)(vi)           Investment Management Agreement                       *
                        between Registrant, on behalf of
                        Franklin Growth Investments Fund,
                        and Franklin Advisers, Inc.

EX-99.(d)(vii)          Investment Management Agreement                       *
                        between Registrant, on behalf of the
                        Mutual Shares Investments Fund, and
                        Franklin Mutual Advisers, Inc.

EX-99.(d)(viii)         Form of Management Agreement between                  *
                        Registrant, on behalf of Franklin Small
                        Cap Investments Fund, and Franklin
                        Advisers, Inc.

EX-99 (d) (ix)          Form of Investment Advisory Agreement                 *
                        between Registrant, on behalf of Franklin
                        Strategic Income Fund, and Franklin Advisers, Inc.

EX-99 (d) (x)           Form of Subadvisory Agreement between          Attached
                        Franklin Advisers, Inc., on behalf of Franklin
                        Strategic Income Fund, and Templeton Investment
                        Counsel, Inc.

EX-99 (d) (xi)          Form of Investment Advisory Agreement          Attached
                        between Registrant, on behalf of
                        Franklin S&P 500 Index
                        Fund and Franklin Advisers, Inc.

EX-99(d) (xii)          Form of Subadvisory Agreement between          Attached
                        Franklin Advisers, Inc., on behalf of Franklin
                        S&P 500 Index Fund, and State Street Global
                        Advisors, a division of State Street Bank and Trust
                        Company.

EX-99.(e)(i)            Amended and Restated Distribution                     *
                        Agreement

EX-99.(g)(i)            Amended and Restated Custodian Agreement              *

EX-99.(g)(ii)           Master Custody Agreement between                      *
                        the Registrant and the Bank of New York

EX-99.(h)(i)            Amended and Restated Business                         *
                        Management Agreement

EX-99.(h)(ii)           Form of Fund Administration                           *
                        Agreement between Registrant,
                        and Franklin Templeton Services, Inc.

EX-99 (h) (iii)         Form of Fund Administration Agreement                 *
                        between Registrant, on behalf of Franklin
                        Strategic Income Investments Fund, and
                        Franklin Templeton Services, Inc.

EX-99 (h) (iv)          Form of Fund Administration Agreement between   Attached
                        Registrant, on behalf of Franklin S&P Index Fund, and Franklin Templeton Services, Inc.

EX-99.(i)(i)            Opinion and Consent of Counsel dated                  *
                        April 28, 1998

EX-99.(l)(i)            Letter concerning initial capital                     *


EX-99(m)(i)             Form of Class 2 Distribution Plan               Attached
                        between Registrant and Franklin Distributors, Inc.

EX-99(m)(ii)            Form of Class 3 Distribution Plan between       Attached
                        Registrant and Franklin Distributors, Inc.

EX-99.(o)(i)            Form of Multiple Class Plan for all             Attached
                        series of Registrant

EX-99.(p)(i)            Power of Attorney from Officers                       *
                        and Directors of the Registrant dated
                        December 11, 1998

*Incorporated by Reference